UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21475
                                  --------------------

                              Tamarack Funds Trust
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           100 S. Fifth Street, Suite 2300, Minneapolis, MN 55402-1240
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Bisys Fund Services, 3435 Stelzer Road, Columbus, OH 43219
          ------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 422-2766
                                                   -------------------

Date of fiscal year end:      09/30/06
                        --------------------

Date of reporting period:     12/31/05
                         -------------------


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.


TAMARACK LARGE CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2005
(Unaudited)



               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

COMMON STOCKS  (99.10%):
Consumer Discretionary  (17.12%):
                  44,850   Carnival Corp.                                       $   2,398,130
                  45,600   E.W. Scripps Co. (The), Class A                          2,189,712
                  82,560   eBay, Inc. (b)                                           3,570,720
                  67,310   Home Depot, Inc.                                         2,724,709
                  72,020   Kohl's Corp. (b)                                         3,500,172
                  76,760   McGraw-Hill Cos., Inc. (The)                             3,963,118
                 173,150   Staples, Inc.                                            3,932,236
                 118,760   Starbucks Corp. (b)                                      3,563,988
                                                                                -------------
                                                                                   25,842,785
                                                                                -------------
Consumer Staples  (10.12%):
                  87,090   PepsiCo, Inc.                                            5,145,277
                  60,000   Procter & Gamble Co. (The)                               3,472,800
                  97,340   Walgreen Co.                                             4,308,268
                  30,420   Whole Foods Market, Inc. (c)                             2,354,204
                                                                                -------------
                                                                                   15,280,549
                                                                                -------------
Energy  (8.37%):
                  78,380   Apache Corp.                                             5,370,597
                  50,610   EOG Resources, Inc.                                      3,713,256
                  95,660   Smith International, Inc. (c)                            3,549,943
                                                                                -------------
                                                                                   12,633,796
                                                                                -------------
Financials  (7.76%):
                  83,710   AFLAC, Inc.                                              3,885,818
                   8,220   Chicago Mercantile Exchange                              3,020,768
                           Holdings, Inc. (c)
                  87,210   SLM Corp.                                                4,804,399
                                                                                -------------
                                                                                   11,710,985
                                                                                -------------
Healthcare  (19.14%):
                  53,530   Amgen, Inc. (b)                                          4,221,376
                  26,530   Express Scripts, Inc. (b)                                2,223,214
                  49,670   Genzyme Corp. (b)                                        3,515,643
                  66,450   Johnson & Johnson, Inc.                                  3,993,645
                  73,660   Medtronic, Inc.                                          4,240,606
                  66,590   Quest Diagnostics, Inc.                                  3,428,053
                  55,930   Stryker Corp. (c)                                        2,484,970
                  29,000   WellPoint, Inc. (b)                                      2,313,910
                  36,710   Zimmer Holdings, Inc. (b)                                2,475,722
                                                                                -------------
                                                                                   28,897,139
                                                                                -------------
Industrials  (12.58%):
                  84,750   Danaher Corp. (c)                                        4,727,355
                 160,510   General Electric Co.                                     5,625,875
                  61,550   United Parcel Service, Inc., Class B  (c)                4,625,483
                  71,620   United Technologies Corp.                                4,004,274
                                                                                -------------
                                                                                   18,982,987
                                                                                -------------
Information Technology  (20.48%):
                 162,480   Adobe Systems, Inc. (c)                                  6,005,261
                 142,210   Cisco Systems, Inc. (b)                                  2,434,635
                  88,410   Dell, Inc. (b)                                           2,651,416
                  99,140   Fiserv, Inc. (b)                                         4,289,788
                 125,980   Jabil Circuit, Inc. (b)                                  4,672,598
                 149,970   Microsoft Corp.                                          3,921,716
                 108,470   Paychex, Inc.                                            4,134,876
                  64,900   QUALCOMM, Inc.                                           2,795,892
                                                                                -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

                                                                                   30,906,182
                                                                                -------------
Materials  (3.53%):
                 146,830   Ecolab, Inc. (c)                                         5,325,524
                                                                                -------------
TOTAL COMMON STOCKS (COST $130,392,545)                                           149,579,947
                                                                                -------------

INVESTMENT COMPANIES  (0.90%):
               1,351,503   Wells Fargo Prime Investment                             1,351,503
                           Money Market Fund                                    -------------

TOTAL INVESTMENT COMPANIES (COST $1,351,503)                                        1,351,503
                                                                                -------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (15.14%):
              22,855,567   Various Securities (see Notes to                        22,855,567
                           Schedules of Investments for                         -------------
                           collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $22,855,567)      22,855,567
                                                                                -------------


TOTAL INVESTMENTS (COST $154,599,615) (a)   -   115.14%                           173,787,017
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (15.14)%                              (22,844,221)
                                                                                -------------

NET ASSETS   -   100.00%                                                        $ 150,942,796
                                                                                =============

____________
(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Non-income producing security.
(c) All or part of this security has been loaned as of December 31, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

TAMARACK MID CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2005
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

COMMON STOCKS  (96.94%):
Consumer Discretionary  (23.53%):
                  60,000   Aeropostale, Inc. (b)                                $   1,578,000
                  52,000   CDW Corp. (c)                                            2,993,640
                  69,000   Cheesecake Factory, Inc. (b)                             2,579,910
                 106,000   Coldwater Creek, Inc. (b) (c)                            3,236,180
                  44,000   Dick's Sporting Goods, Inc. (b) (c)                      1,462,560
                 103,000   Gentex Corp. (c)                                         2,008,500
                  38,000   Guitar Center, Inc. (b) (c)                              1,900,380
                  97,000   O'Reilly Automotive, Inc. (b)                            3,104,970
                  97,000   Petsmart, Inc.                                           2,489,020
                 106,000   SCP Pool Corp.                                           3,945,320
                  43,000   Tractor Supply Co. (b)                                   2,276,420
                                                                                -------------
                                                                                   27,574,900
                                                                                -------------
Consumer Staples  (3.58%):
                  41,000   Alberto-Culver Co., Class B                              1,875,750
                  30,000   Whole Foods Market, Inc. (c)                             2,321,700
                                                                                -------------
                                                                                    4,197,450
                                                                                -------------
Energy  (5.32%):
                  93,000   BJ Services Co. (c)                                      3,410,310
                  76,000   Smith International, Inc. (c)                            2,820,360
                                                                                -------------
                                                                                    6,230,670
                                                                                -------------
Financials  (9.70%):
                   8,000   Chicago Mercantile Exchange                              2,939,920
                           Holdings, Inc. (c)
                 101,000   Commerce Bancorp, Inc. (c)                               3,475,410
                  75,000   East West Bancorp, Inc.                                  2,736,750
                  18,500   Legg Mason, Inc. (c)                                     2,214,265
                                                                                -------------
                                                                                   11,366,345
                                                                                -------------
Healthcare  (19.35%):
                  49,000   Biomet, Inc.                                             1,791,930
                  20,000   Express Scripts, Inc. (b)                                1,676,000
                  31,080   Fisher Scientific International, Inc. (b) (c)            1,922,609
                  69,000   Health Management Associates, Inc.                       1,515,240
                  35,000   Invitrogen Corp. (b)                                     2,332,400
                  82,000   Omnicare, Inc.                                           4,692,040
                  42,000   Quest Diagnostics, Inc.                                  2,162,160
                  71,000   Varian Medical Systems, Inc. (b) (c)                     3,574,140
                 107,000   VCA Antech, Inc. (b) (c)                                 3,017,400
                                                                                -------------
                                                                                   22,683,919
                                                                                -------------
Industrials  (21.92%):
                  56,000   ChoicePoint, Inc. (b)                                    2,492,560
                  33,000   Danaher Corp. (c)                                        1,840,740
                  56,000   Donaldson Co., Inc.                                      1,780,800
                  53,000   Expeditors International of Washington, Inc.             3,578,030
                  93,000   Fastenal Co.                                             3,644,670
                  31,000   Florida Rock Industries, Inc.                            1,520,860
                  44,000   Graco, Inc.                                              1,605,120
                 114,500   Knight Transportation, Inc. (c)                          2,373,585
                 102,000   Roper Industries, Inc.                                   4,030,020
                  48,000   Stericycle, Inc. (b) (c)                                 2,826,240
                                                                                -------------
                                                                                   25,692,625
                                                                                -------------

Information Technology  (13.54%):

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

                  87,000   Cognos, Inc. (b) (c)                                     3,019,770
                  31,000   DST Systems, Inc. (b)                                    1,857,210
                  70,000   FactSet Research Systems, Inc.                           2,881,200
                  86,000   Jabil Circuit, Inc. (b)                                  3,189,740
                 103,000   Microchip Technology, Inc.                               3,311,450
                  57,000   Plantronics, Inc.                                        1,613,100
                                                                                -------------
                                                                                   15,872,470
                                                                                -------------
TOTAL COMMON STOCKS (COST $94,300,241)                                            113,618,379
                                                                                -------------

INVESTMENT COMPANIES  (3.45%):
               4,047,245   Wells Fargo Prime Investment                             4,047,245
                           Money Market Fund                                    -------------

TOTAL INVESTMENT COMPANIES (COST $4,047,245)                                        4,047,245
                                                                                -------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (15.10%):
              17,699,320   Various Securities (see Notes to                        17,699,320
                           Schedules of Investments for                         -------------
                           collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $17,699,320)      17,699,320
                                                                                -------------


TOTAL INVESTMENTS (COST $116,046,806) (a)   -   115.49%                           135,364,944
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (15.49)%                              (18,152,990)
                                                                                -------------

NET ASSETS   -   100.00%                                                        $ 117,211,954
                                                                                =============

____________
(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Non-income producing security.
(c) All or part of this security has been loaned as of December 31, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

TAMARACK SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2005
(Unaudited)


               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
COMMON STOCKS  (95.30%):
Consumer Discretionary  (15.04%):
                   5,300   A.C. Moore Arts & Crafts, Inc. (b)                   $      77,115
                   4,500   Catalina Marketing Corp.                                   114,075
                   7,450   Fred's, Inc.                                               121,212
                   9,500   Gentex Corp.                                               185,250
                   5,600   Hot Topic, Inc. (b)                                         79,800
                   3,000   K-Swiss, Inc.                                               97,320
                  10,300   Mikohn Gaming Corp. (b)                                    101,661
                   3,500   P.F. Chang's China Bistro, Inc. (b)                        173,705
                   7,600   RARE Hospitality International, Inc. (b)                   230,964
                   8,900   Shuffle Master, Inc. (b)                                   223,746
                   5,700   Sonic Corp. (b)                                            168,150
                   2,700   Tractor Supply Co. (b)                                     142,938
                                                                                -------------
                                                                                    1,715,936
                                                                                -------------
Consumer Staples  (3.04%):
                   3,500   Peet's Coffee & Tea, Inc. (b)                              106,225
                   9,100   United Natural Foods, Inc. (b)                             240,240
                                                                                -------------
                                                                                      346,465
                                                                                -------------
Energy  (4.19%):
                   2,400   Berry Petroleum Co., Class A                               137,280
                   4,200   Oceaneering International, Inc. (b)                        209,076
                   3,600   Remington Oil & Gas Corp. (b)                              131,400
                                                                                -------------
                                                                                      477,756
                                                                                -------------
Financials  (13.10%):
                   7,800   BISYS Group, Inc. (The) (b)                                109,278
                   7,400   HCC Insurance Holdings, Inc.                               219,632
                   5,400   Hilb, Rogal & Hamilton Co.                                 207,954
                   5,000   Investment Technology Group, Inc.                          177,200
                           (b)
                   3,800   Investors Financial Services Corp.                         139,954
                   1,700   Philadelphia Consolidated Holding                          164,373
                           Corp. (b)
                   6,800   Raymond James Financial, Inc.                              256,156
                   3,000   SEI Investments Co.                                        111,000
                   2,000   Wintrust Financial Corp.                                   109,800
                                                                                -------------
                                                                                    1,495,347
                                                                                -------------
Healthcare  (19.70%):
                   4,200   ArthroCare Corp. (b)                                       176,988
                   2,700   Biosite, Inc. (b)                                          151,983
                   3,400   Cooper Cos., Inc. (The)                                    174,420
                  10,100   HealthExtras, Inc. (b)                                     253,510
                   2,600   IDEXX Laboratories, Inc. (b)                               187,148
                  11,450   K-V Pharmaceutical Co., Class A                            235,870
                           (b)
                   4,600   Kensey Nash Corp. (b)                                      101,338
                   5,800   Kyphon, Inc. (b)                                           236,814
                   3,400   Pharmaceutical Product                                     210,630
                           Development, Inc.
                   3,800   Sunrise Senior Living, Inc. (b)                            128,098
                   3,400   SurModics, Inc. (b)                                        125,766
                   4,800   Taro Pharmaceutical Industries Ltd.                         67,056
                           (b)
                   6,600   VistaCare, Inc. (b)                                         82,500
                   3,400   Young Innovations, Inc.                                    115,872
                                                                                -------------
                                                                                    2,247,993
                                                                                -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

Industrials  (17.69%):
                   2,700   Actuant Corp., Class A                                     150,660
                   5,900   DRS Technologies, Inc.                                     303,378
                   7,500   EGL, Inc. (b)                                              281,775
                  13,525   Knight Transportation, Inc.                                280,373
                   5,700   Mercury Computer Systems, Inc. (b)                         117,591
                   3,600   NuCo2, Inc. (b)                                            100,368
                   6,700   Simpson Manufacturing Co., Inc.                            243,545
                   3,400   Stericycle, Inc. (b)                                       200,192
                   3,800   Teleflex, Inc.                                             246,924
                   6,000   Tetra Tech, Inc. (b)                                        94,020
                                                                                -------------
                                                                                    2,018,826
                                                                                -------------
Information Technology  (20.18%):
                   4,800   Actel Corp. (b)                                             61,104
                   3,700   Acxiom Corp.                                                85,100
                   7,100   ANSYS, Inc. (b)                                            303,098
                   1,900   Black Box Corp.                                             90,022
                   5,000   Cymer, Inc. (b)                                            177,550
                   5,000   Digital River, Inc. (b)                                    148,700
                   2,600   F5 Networks, Inc. (b)                                      148,694
                   5,500   Global Payments, Inc.                                      256,355
                   4,800   Kronos, Inc. (b)                                           200,928
                   4,700   Open Text Corp. (b)                                         66,317
                   6,100   Photronics, Inc. (b)                                        91,866
                   3,500   ScanSource, Inc. (b)                                       191,380
                   4,800   Serena Software, Inc. (b)                                  112,512
                   7,100   TriQuint Semiconductor, Inc. (b)                            31,595
                   7,700   Wind River Systems, Inc. (b)                               113,729
                   5,250   Zebra Technologies Corp., Class A  (b)                     224,963
                                                                                -------------
                                                                                    2,303,913
                                                                                -------------
Materials  (2.36%):
                   6,000   Spartech Corp.                                             131,700
                   5,600   Valspar Corp.                                              138,152
                                                                                -------------
                                                                                      269,852
                                                                                -------------
TOTAL COMMON STOCKS (COST $8,908,436)                                              10,876,088
                                                                                -------------

INVESTMENT COMPANIES  (3.54%):
                 404,045   Wells Fargo Prime Investment                               404,045
                           Money Market Fund                                    -------------

TOTAL INVESTMENT COMPANIES (COST $404,045)                                            404,045
                                                                                -------------



TOTAL INVESTMENTS (COST $9,312,481) (a)   -   98.84%                               11,280,133
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.16%                                     131,993
                                                                                -------------

NET ASSETS   -   100.00%                                                        $  11,412,126
                                                                                =============

____________
(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS.

TAMARACK TAX-FREE INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2005
(Unaudited)


               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

MUNICIPAL BONDS  (96.68%):
Arizona  (2.43%):
                 500,000   Maricopa County Unified School                       $     569,768
                           District, 9.25%, 7/1/07                              -------------
Arkansas  (3.05%):
                 700,000   Arkansas State University Revenue                          715,638
                           Housing System, 4.75%, 3/1/29, (FGIC Insured)        -------------
California  (2.43%):
                 500,000   Santa Rosa Waste Water Revenue,                            568,725
                           Series B, 6.00%, 9/1/15, (FGIC Insured)              -------------
Colorado  (4.62%):
               1,000,000   Weld County School District, 5.50%,                      1,083,630
                            12/1/19, (FSA Insured)                              -------------
Connecticut  (4.76%):
               1,000,000   Bridgeport, Series A, 6.00%, 7/15/14,                    1,115,940
                            (FGIC Insured)                                      -------------
Florida  (3.63%):
                 500,000   Miami-Dade County Special                                  314,520
                           Obligation, 0.00%, 10/1/15, (MBIA Insured)
                 500,000   State Board of Education, 5.00%,                           536,115
                           Series J 6/1/19                                      -------------
                                                                                      850,635
                                                                                -------------
Illinois  (9.68%):
               1,000,000   Chicago, Series B, 5.13%, 1/1/22,                        1,111,870
                           (AMBAC Insured)
               1,000,000   Cook County Township High School                         1,157,600
                           District, 5.50%, 12/1/19                             -------------
                                                                                    2,269,470
                                                                                -------------
Indiana  (2.48%):
                 180,000   Boone County Indiana                                       181,858
                           Redevelopment, Series B, 4.80%, 8/1/17
                 135,000   Boone County Indiana                                       136,389
                           Redevelopment, Series B, 4.85%, 2/1/18
                 250,000   Kokomo Center School Building Corp.,                       262,477
                           6.75%, 7/15/07, (AMBAC Insured)                      -------------
                                                                                      580,724
                                                                                -------------
Massachusetts  (16.49%):
               1,000,000   Foxborough Stadium Project, 6.00%,                       1,108,930
                            6/1/14
                 500,000   Framingham County, 6.00%,                                  552,255
                           3/1/15
               1,000,000   State Construction Loan, Series E,                       1,095,870
                           5.38%, 1/1/17
               1,000,000   State Health & Education Facilities                      1,108,640
                           Authority (Partners Healthcare),                     -------------
                           Series C, 5.75%, 7/1/12
                                                                                    3,865,695
                                                                                -------------
Michigan  (11.67%):
               1,000,000   Hartland School District                                 1,104,059
                           Construction, 6.00%, 5/1/20, (Q-SBLF Insured)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

                 750,000   Howell Public Schools, 5.25%,                              804,908
                           5/1/15, (Q-SBLF Insured)
                 500,000   Jackson Public Schools, 6.00%,                             552,030
                           5/1/13, (FGIC & Q-SBLF Insured)
                 250,000   State Building Authority, Series III,                      273,163
                           5.38%, 10/15/16                                      -------------
                                                                                    2,734,160
                                                                                -------------
Missouri  (1.12%):
                 250,000   Missouri State Development Finance                         262,778
                            Board, 5.25%, 3/1/15                                -------------
New Hampshire  (2.22%):
                 500,000   Higher Education & Health Facility                         520,315
                           (Franklin Pierce Law Center), 5.50%, 7/1/18          -------------
New York  (3.66%):
                 785,000   New York City Transitional Finance                         856,678
                           Future Tax, Series B, 5.50%, 2/1/16                  -------------
Oklahoma  (1.73%):
                 380,000   Oklahoma Baptist University                                404,723
                           Authority, 5.25%, 12/1/14                            -------------
Texas  (17.50%):
                 600,000   Frisco Independent School District,                        676,278
                           6.50%, 8/15/15, (PSF-Gtd Insured)
                 750,000   Houston Independent School                                 735,001
                           District, 4.50%, 2/15/33, (PSF-Gtd Insured)
                 500,000   Plano Independent School District,                         538,415
                           5.38%, 2/15/16, (PSF-Gtd Insured)
                 500,000   San Antonio Electric & Gas, 5.38%, 2/1/15                  557,905
                 500,000   San Antonio Electric & Gas, 5.75%, 2/1/15                  542,535
                 500,000   Socorro Independent School District,                       491,595
                            Series A, 4.50%, 8/15/32, (PSF-Gtd Insured)
                 500,000   University of Texas Revenue,                               560,615
                           Series B, 5.25%, 8/15/19                             -------------
                                                                                    4,102,344
                                                                                -------------
Washington  (9.21%):
               1,000,000   Seattle Municipal Light & Power, 5.63%, 12/1/16          1,079,080
               1,000,000   Seattle Water Systems, 5.75%, 7/1/23, (FGIC Insured)     1,078,390
                                                                                -------------
                                                                                    2,157,470
                                                                                -------------
TOTAL MUNICIPAL BONDS (COST $21,379,799)                                           22,658,693
                                                                                -------------

INVESTMENT COMPANIES  (2.03%):
                 476,141   Wells Fargo National Tax-Free                              476,141
                           Money Market Fund, Investor Class                    -------------
TOTAL INVESTMENT COMPANIES (COST $476,141)                                            476,141
                                                                                -------------


TOTAL INVESTMENTS (COST $21,855,941) (a)   -   98.71%                              23,134,834
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.29%                                     302,372
                                                                                -------------

NET ASSETS   -   100.00%                                                        $  23,437,206
                                                                                =============

____________
(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

                       AMBAC - Ambac Assurance Corporation
                        FGIC - Financial Guaranty Insurance
                         FSA - Financial Security Assurance Inc.
                        MBIA - MBIA Insurance Corporation
                     PSF-Gtd - Permanent School Fund Guaranteed
                      Q-SBLF - Qualified SchoolBoard Loan Fund

SEE NOTES TO FINANCIAL STATEMENTS.

TAMARACK ENTERPRISE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2005
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

COMMON STOCKS  (95.82%):
Consumer Discretionary  (19.52%):
                 229,400   Carmike Cinemas, Inc. (c)                            $   5,817,584
                 937,400   Casual Male Retail Group, Inc. (b) (c)                   5,746,262
                 227,800   CDI Corp.                                                6,241,720
                 243,888   Checkers Drive-In Restaurants, Inc.  (b)                 3,697,342
                 680,100   Hancock Fabrics, Inc. (c)                                2,768,007
                 300,100   Libbey, Inc.                                             3,067,022
                 248,000   Mac-Gray Corp. (b) (c)                                   2,889,200
                 670,000   Movado Group, Inc.                                      12,261,001
               1,235,900   Regent Communications, Inc. (b)                          5,734,576
                 450,600   Rowe Furniture Corp. (b)                                 1,329,270
                 500,893   Rush Enterprises, Inc., Class A (b)                      7,453,288
                 123,789   Standard Parking Corp. (b)                               2,418,837
                 231,400   Steinway Musical Instruments, Inc. (b)                   5,903,014
                 185,500   Thomas Nelson, Inc.                                      4,572,575
                                                                                -------------
                                                                                   69,899,698
                                                                                -------------
Consumer Staples  (1.09%):
                 147,900   United Natural Foods, Inc. (b) (c)                       3,904,560
                                                                                -------------
Energy  (5.47%):
                 174,300   Goodrich Petroleum Corp. (b) (c)                         4,383,645
                 272,000   Gulf Island Fabrication, Inc.                            6,612,320
                 281,600   Tetra Technologies, Inc. (b) (c)                         8,594,432
                                                                                -------------
                                                                                   19,590,397
                                                                                -------------
Financials  (16.91%):
                 246,500   ASTA Funding, Inc. (c)                                   6,739,309
                  87,400   Bank of the Ozarks, Inc. (c)                             3,225,060
                 138,100   Boston Private Financial Holdings, Inc. (c)              4,201,002
                 120,009   Capital Corp of the West                                 3,894,292
                  96,259   Cobiz, Inc. (c)                                          1,754,802
                 149,472   Dearborn Bancorp, Inc. (b)                               3,699,432
                 168,800   FirstCity Financial Corp. (b)                            1,944,576
                 189,096   Hanmi Financial Corp.                                    3,377,255
                 211,200   Harrington West Financial Group, Inc.                    3,516,966
                 114,000   LaSalle Hotel Properties (c)                             4,186,080
                  68,268   Mercantile Bank Corp.                                    2,628,318
                 100,000   MetroCorp Bancshares, Inc.                               2,974,000
                  54,900   National Interstate Corp.                                1,046,943
                 141,560   Northrim Bancorp, Inc.                                   3,319,582
                 389,666   Sanders Morris Harris Group, Inc. (c)                    6,386,625
                 151,554   Sterling Financial Corp. (c)                             3,785,819
                  96,012   Taylor Capital Group, Inc.                               3,878,885
                                                                                -------------
                                                                                   60,558,946
                                                                                -------------
Healthcare  (4.93%):
                  99,200   Landauer, Inc.                                           4,572,128
                 424,275   Penwest Pharmaceuticals Co. (b) (c)                      8,281,848
                 140,624   Young Innovations, Inc.                                  4,792,466
                                                                                -------------
                                                                                   17,646,442
                                                                                -------------
Industrials  (16.50%):
                 365,900   Allied Defense Group, Inc. (b)                           8,331,543

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

                 200,625   Columbus McKinnon Corp. (b)                              4,409,738
                 166,400   Dixie Group, Inc. (The) (b)                              2,292,992
                 342,000   EDO Corp.                                                9,254,520
                  50,800   ESCO Technologies, Inc. (b)                              2,260,092
                 102,700   FreightCar America, Inc.                                 4,937,816
                 144,500   Herley Industries, Inc. (b) (c)                          2,385,695
                 360,537   LSI Industries, Inc.                                     5,646,009
                 565,363   Modtech Holdings, Inc. (b) (c)                           5,280,490
                 157,500   Old Dominion Freight Line, Inc. (b)                      4,249,350
                 325,010   Quixote Corp. (c)                                        6,435,198
                 170,300   SCS Transportation, Inc. (b)                             3,618,875
                                                                                -------------
                                                                                   59,102,318
                                                                                -------------
Information Technology  (15.90%):
                 121,500   Comtech Telecommunications Corp. (b)                     3,710,610
                 306,600   Covansys Corp. (b)                                       4,172,826
                 357,900   EMS Technologies, Inc. (b)                               6,334,830
                 317,400   Fargo Electronics, Inc. (b)                              6,109,950
                 826,832   HMS Holdings Corp. (b)                                   6,325,265
                 438,600   Hypercom Corp. (b)                                       2,802,654
                 385,400   LaBarge, Inc. (b)                                        5,538,198
                 304,100   Printronix, Inc.                                         4,670,976
                 273,300   Spectrum Control, Inc. (b)                               1,697,193
                 959,900   Stellent, Inc. (b)                                       9,531,807
                 686,800   Tyler Technologies, Inc. (b)                             6,030,104
                                                                                -------------
                                                                                   56,924,413
                                                                                -------------
Materials  (9.91%):
                 236,200   Ennis Business Forms, Inc.                               4,291,754
                 719,000   Intertape Polymer Group, Inc. (b)                        6,449,430
                 479,300   NN, Inc.                                                 5,080,580
                 412,250   Penford Corp.                                            5,029,450
                 867,000   U.S. Concrete, Inc. (b)                                  8,219,160
                 428,804   Universal Stainless & Alloy                              6,432,060
                           Products, Inc. (b)                                   -------------
                                                                                   35,502,434
                                                                                -------------
Other  (3.94%):
                 464,200   ABM Industries, Inc.                                     9,075,110
                 543,400   Remedytemp, Inc. (b)                                     5,026,450
                                                                                -------------
                                                                                   14,101,560
                                                                                -------------
Utilities  (1.65%):
                 181,400   Central Vermont Public Service Corp.                     3,267,014
                 104,800   Unitil Corp.                                             2,630,480
                                                                                -------------
                                                                                    5,897,494
                                                                                -------------
TOTAL COMMON STOCKS (COST $258,987,496)                                           343,128,262
                                                                                -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (0.03%):
                 100,000   Federal Home Loan Bank, 3.19%, 1/3/06                       99,973
                                                                                -------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $99,982)                                99,973
                                                                                -------------

INVESTMENT COMPANIES  (4.00%):
              14,335,985   Wells Fargo Prime Investment                            14,335,985
                           Money Market Fund, Investor Class                    -------------

TOTAL INVESTMENT COMPANIES (COST $14,335,985)                                      14,335,985
                                                                                -------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (12.58%):
              45,059,546   Various Securities (see Notes to                        45,059,546
                           Schedules of Investments for                         -------------
                           collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $45,059,546)      45,059,546
                                                                                -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

TOTAL INVESTMENTS (COST $318,483,009) (a)   -   112.43%                           402,623,766
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (12.43)%                              (44,502,573)
                                                                                -------------
NET ASSETS   -   100.00%                                                        $ 358,121,193
                                                                                =============

____________
(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Non-income producing security.
(c) All or part of this security has been loaned as of December 31, 2005.
SEE NOTES TO FINANCIAL STATEMENTS.

TAMARACK ENTERPRISE SMALL CAP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2005
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

COMMON STOCKS  (99.67%):
Consumer Discretionary  (25.05%):
                  46,750   ADVO, Inc.                                           $   1,317,415
                  15,700   Alberto-Culver Co., Class B                                718,275
                  26,800   Big 5 Sporting Goods Corp.                                 586,652
                  34,200   BJ's Wholesale Club, Inc. (b)                            1,010,952
                 161,100   Casual Male Retail Group, Inc. (b) (c)                     987,543
                  52,400   CDI Corp.                                                1,435,760
                 153,100   Enesco Group, Inc. (b) (c)                                 281,704
                  92,100   Hancock Fabrics, Inc. (c)                                  374,847
                  41,850   Men's Wearhouse, Inc. (b) (c)                            1,232,064
                 142,700   Movado Group, Inc.                                       2,611,409
                   6,200   Red Robin Gourmet Burgers, Inc. (b) (c)                    315,952
                  47,200   Salem Communications Corp. (b)                             825,528
                  30,125   SCP Pool Corp.                                           1,121,253
                  13,800   Sports Authority, Inc. (The) (b) (c)                       429,594
                  66,600   Stein Mart, Inc.                                         1,208,790
                  66,700   Steinway Musical Instruments, Inc.  (b)                  1,701,517
                  75,100   Stride Rite Corp.                                        1,018,356
                                                                                -------------
                                                                                   17,177,611
                                                                                -------------
Consumer Staples  (1.81%):
                  96,100   Smart & Final, Inc. (b) (c)                              1,237,768
                                                                                -------------
Energy  (1.24%):
                  42,700   Basic Energy Services, Inc. (b)                            851,865
                                                                                -------------
Financials  (15.56%):
                 158,300   Ashford Hospitality Trust, Inc.                          1,660,566
                  41,200   ASTA Funding, Inc. (c)                                   1,126,408
                  61,908   Cash America International, Inc.                         1,435,647
                  34,268   Commerce Bancorp, Inc. (c)                               1,179,162
                   4,500   Commercial Capital Bancorp, Inc.                            77,040
                  22,350   Delphi Financial Group, Inc., Class A                    1,028,324
                  15,100   GB&T Bancshares, Inc. (c)                                  323,291
                  18,600   Pro-Assurance Corp. (b) (c)                                904,704
                  11,400   Scottish Annuity & Life Holdings Ltd. (c)                  279,870
                  11,100   SL Green Realty Corp. (c)                                  847,929
                  13,161   Sun Bancorp, Inc. (b) (c)                                  259,930
                  16,100   TriCo Bancshares                                           376,579
                  26,200   UCBH Holdings, Inc. (c)                                    468,456
                   4,800   Union Bankshares Corp.                                     206,880
                  13,459   Western Sierra Bancorp (b)                                 489,773
                                                                                -------------
                                                                                   10,664,559
                                                                                -------------
Healthcare  (9.55%):
                  80,100   Angiotech Pharmaceuticals, Inc. (b)                      1,053,315
                  46,900   Inverness Medical Innovations, Inc. (b)                  1,111,999
                  56,002   Polymedica Corp. (c)                                     1,874,387
                 120,175   PSS World Medical, Inc. (b)                              1,783,397
                  19,500   Respironics, Inc. (b)                                      722,865
                                                                                -------------
                                                                                    6,545,963
                                                                                -------------
Industrials  (19.95%):
                  29,800   Applied Films Corp. (b)                                    618,946
                  23,100   Arkansas Best Corp.                                      1,009,008

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

                  30,800   Blount International, Inc. (b)                             490,644
                  40,900   Carlisle Co.                                             2,828,235
                  71,200   Comstock Homebuilding Companies,                         1,004,632
                            Inc., Class A (b) (c)
                  51,200   Gardner Denver, Inc. (b)                                 2,524,160
                  20,200   Manitowoc Company, Inc. (The)                            1,014,444
                  64,400   Paxar Corp. (b)                                          1,264,172
                   7,700   Roper Industries, Inc.                                     304,227
                  53,300   Wabtec Corp.                                             1,433,770
                  39,200   Watts Water Technologies, Inc., Class A                  1,187,368
                                                                                -------------
                                                                                   13,679,606
                                                                                -------------
Information Technology  (7.25%):
                  83,500   Aeroflex, Inc. (b)                                         897,625
                  54,900   Aspen Technology, Inc. (b)                                 430,965
                  25,100   Benchmark Electronics, Inc. (b) (c)                        844,113
                  75,900   C&D Technologies, Inc.                                     578,358
                  33,800   JDA Software Group, Inc. (b)                               574,938
                  14,500   Mercury Computer Systems, Inc. (b) (c)                     299,135
                  11,100   ScanSource, Inc. (b)                                       606,948
                 144,400   Skyworks Solutions, Inc. (b)                               734,996
                                                                                -------------
                                                                                    4,967,078
                                                                                -------------
Materials  (15.50%):
                  60,000   ElkCorp                                                  2,019,600
                  64,900   Hercules, Inc. (b)                                         733,370
                  51,400   Hughes Supply, Inc.                                      1,842,690
                 240,700   Interface, Inc. (b)                                      1,978,554
                 164,100   Intertape Polymer Group, Inc. (b)                        1,471,977
                   8,787   Mohawk Industries Co. (b)                                  764,293
                  82,700   Spartech Corp.                                           1,815,265
                                                                                -------------
                                                                                   10,625,749
                                                                                -------------
Utilities  (3.76%):
                  60,300   Energen Corp.                                            2,190,096
                  17,700   Energy Partners Ltd. (b)                                   385,683
                                                                                -------------
                                                                                    2,575,779
                                                                                -------------
TOTAL COMMON STOCKS (COST $49,446,472)                                             68,325,978
                                                                                -------------

INVESTMENT COMPANIES  (0.37%):
                 254,532   Wells Fargo Prime Investment                               254,532
                           Money Market Fund, Investor Class                    -------------

TOTAL INVESTMENT COMPANIES (COST $254,532)                                            254,532
                                                                                -------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (12.72%):
               8,719,463   Various Securities (see Notes to                         8,719,463
                           Schedules of Investments for                         -------------
                           collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $8,719,463)        8,719,463
                                                                                -------------



TOTAL INVESTMENTS (COST $58,420,467) (a)   -   112.76%                             77,299,973
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (12.76)%                               (8,747,787)
                                                                                -------------

NET ASSETS   -   100.00%                                                        $  68,552,186
                                                                                =============

____________
(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Non-income producing security.
(c) All or part of this security has been loaned as of December 31, 2005.
SEE NOTES TO FINANCIAL STATEMENTS.

TAMARACK VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2005
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

COMMON STOCKS  (99.54%):
Consumer Discretionary  (12.12%):
                 118,600   Altria Group, Inc.                                   $   8,861,792
                 123,270   Gannett Co., Inc. (c)                                    7,466,464
                 478,200   Limited Brands, Inc.                                    10,687,770
                 108,200   McDonald's Corp.                                         3,648,504
                 234,740   Viacom, Inc., Class B                                    7,652,524
                 191,900   Walt Disney Co. (The)                                    4,599,843
                                                                                -------------
                                                                                   42,916,897
                                                                                -------------
Consumer Staples  (10.24%):
                 102,400   Colgate-Palmolive Co.                                    5,616,640
                 137,200   CVS Corp.                                                3,624,824
                 177,600   Diageo PLC ADR (c)                                      10,354,080
                 189,100   Kellogg Co.                                              8,172,902
                  76,200   Kimberly-Clark Corp.                                     4,545,330
                  89,000   Walgreen Co.                                             3,939,140
                                                                                -------------
                                                                                   36,252,916
                                                                                -------------
Energy  (9.44%):
                 141,732   BP PLC ADR                                               9,102,029
                  85,500   ConocoPhillips                                           4,974,390
                 205,900   Exxon Mobil Corp.                                       11,565,403
                  97,200   Occidental Petroleum Corp. (c)                           7,764,336
                                                                                -------------
                                                                                   33,406,158
                                                                                -------------
Financials  (27.48%):
                  90,200   AFLAC, Inc.                                              4,187,084
                 125,750   Allstate Corp.                                           6,799,303
                 156,900   American Express Co. (c)                                 8,074,074
                 185,600   American International Group, Inc.                      12,663,488
                 255,900   Bank of America Corp. (c)                               11,809,785
                 284,366   Citigroup, Inc.                                         13,800,282
                  58,400   Freddie Mac                                              3,816,440
                 187,910   Morgan Stanley                                          10,662,013
                 126,900   SLM Corp.                                                6,990,921
                 166,352   Wachovia Corp.                                           8,793,367
                 154,880   Wells Fargo & Co.                                        9,731,110
                                                                                -------------
                                                                                   97,327,867
                                                                                -------------
Healthcare  (7.03%):
                  38,400   HCA, Inc.                                                1,939,200
                 220,100   Merck & Co., Inc.                                        7,001,381
                 368,680   Pfizer, Inc.                                             8,597,618
                 171,300   Teva Pharmaceutical Industries Ltd. ADR (c)              7,367,613
                                                                                -------------
                                                                                   24,905,812
                                                                                -------------
Industrials  (11.17%):
                 106,300   General Electric Co. (c)                                 3,725,815
                  42,372   Lockheed Martin Corp.                                    2,696,130
                  57,300   R.R. Donnelley & Sons Co.                                1,960,233
                 164,000   Rockwell Collins, Inc.                                   7,621,080
                 321,900   Tyco International Ltd. (c)                              9,290,034
                 112,900   United Parcel Service, Inc., Class B (c)                 8,484,435
                 190,540   Waste Management, Inc.                                   5,782,889
                                                                                -------------
                                                                                   39,560,616
                                                                                -------------
Information Technology  (10.93%):
                  70,100   Apple Computer, Inc. (b)                                 5,039,489
                  59,800   Best Buy Co., Inc. (c)                                   2,600,104
                 217,100   Hewlett-Packard Co. (c)                                  6,215,573

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

                 118,120   International Business Machines Corp.                    9,709,464
                 140,400   Microsoft Corp.                                          3,671,460
                 139,600   Molex, Inc., Class A (c)                                 3,432,764
                 457,900   Symantec Corp. (b)                                       8,013,250
                                                                                -------------
                                                                                   38,682,104
                                                                                -------------
Materials  (4.15%):
                 103,160   PPG Industries, Inc.                                     5,972,964
                  49,400   Weatherford International Ltd. (b)                       1,788,280
                 104,220   Weyerhaeuser Co.                                         6,913,955
                                                                                -------------
                                                                                   14,675,199
                                                                                -------------
Telecommunication Services  (3.88%):
                 263,800   BCE, Inc.                                                6,318,010
                 246,000   Verizon Communications, Inc. (c)                         7,409,520
                                                                                -------------
                                                                                   13,727,530
                                                                                -------------
Utilities  (3.10%):
                  46,700   Entergy Corp.                                            3,205,955
                 145,900   Exelon Corp.                                             7,753,126
                                                                                -------------
                                                                                   10,959,081
                                                                                -------------
TOTAL COMMON STOCKS (COST $249,026,575)                                           352,414,180
                                                                                -------------

INVESTMENT COMPANIES  (0.40%):
               1,413,230   Wells Fargo Prime Investment                             1,413,230
                           Money Market Fund, Investor Class                    -------------

TOTAL INVESTMENT COMPANIES (COST $1,413,230)                                        1,413,230
                                                                                -------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (10.10%):
              35,786,426   Various Securities (see Notes to                        35,786,426
                           Schedules of Investments for                         -------------
                           collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $35,786,426)      35,786,426
                                                                                -------------



TOTAL INVESTMENTS (COST $286,226,231) (a)   -   110.04%                           389,613,836
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (10.04)%                              (35,579,983)
                                                                                -------------

NET ASSETS   -   100.00%                                                        $ 354,033,853
                                                                                =============

____________
(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Non-income producing security.
(c) All or part of this security has been loaned as of December 31, 2005.
ADR - American Depositary Receipt
SEE NOTES TO FINANCIAL STATEMENTS.

TAMARACK MICRO CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2005
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

COMMON STOCKS  (97.38%):
Consumer Discretionary  (25.18%):
                  70,000   Aftermarket Technology Corp. (b)                     $   1,360,800
                   2,800   Allen Organ Co., Class B                                   161,000
                  29,800   Ambassadors International, Inc.                            461,900
                  48,500   AMERCO                                                   3,494,424
                  34,500   America's Car Mart, Inc. (b)                               569,940
                  15,000   AMREP Corp.                                                391,950
                  21,400   Andersons, Inc. (The)                                      921,912
                  60,000   Asbury Automotive Group, Inc. (b)                          987,600
                  40,000   Ashworth, Inc. (b)                                         338,000
                 169,000   BB Holdings Ltd.                                         1,144,130
                  25,000   Benihana, Inc., Class A (b)                                576,000
                  22,000   Big Dog Holdings, Inc. (b)                                 162,580
                  69,000   Bluegreen Corp. (b)                                      1,090,200
                  45,000   Bon-Ton Stores, Inc. (The)                                 860,850
                  46,000   Books-A-Million, Inc.                                      445,740
                  15,127   Bowl America, Inc., Class A                                206,484
                  43,000   BUCA, Inc. (b)                                             234,350
                  61,000   Charlotte Russe Holding, Inc. (b)                        1,270,630
                  39,000   Consolidated Graphics, Inc. (b)                          1,846,260
                  37,000   Cornell Cos., Inc. (b)                                     511,340
                  95,000   CSK Auto Corp. (b)                                       1,432,600
                  32,000   CSS Industries, Inc.                                       983,360
                  32,000   Cutter & Buck, Inc.                                        357,440
                  39,400   Dave & Buster's, Inc. (b)                                  693,834
                  40,000   Deb Shops, Inc.                                          1,189,200
                  22,000   Dominion Homes, Inc. (b)                                   234,080
                  13,500   Duckwall-ALCO Stores, Inc. (b)                             308,340
                  83,000   Elizabeth Arden, Inc. (b)                                1,664,980
                  16,500   Emak Worldwide, Inc. (b)                                   114,824
                  20,800   Exponent, Inc. (b)                                         590,304
                   3,656   Federal Screw Works                                         60,690
                 117,000   Finish Line, Inc. (The), Class A                         2,038,139
                  26,000   Finlay Enterprises, Inc. (b)                               254,020
                  47,500   First Cash Financial Services, Inc. (b)                  1,385,100
                  25,000   Fox & Hound Restaurant (b)                                 384,750
                  48,000   Friedman's, Inc., Class A (b)                                    0
                   2,250   FRMO Corp. (b)                                              11,363
                  36,000   Gaiam, Inc. (b)                                            486,360
                  26,000   Hampshire Group Ltd. (b)                                   618,852
                  40,000   Hartmarx Corp. (b)                                         312,400
                  21,000   Hastings Entertainment, Inc. (b)                           115,080
                  31,000   Hooker Furniture Corp.                                     531,650
                  75,000   Isle of Capri Casinos, Inc. (b)                          1,827,000
                  15,000   J. Alexander's Corp.                                       120,300
                  73,000   JAKKS Pacific, Inc. (b)                                  1,528,620
                  93,657   K2, Inc. (b)                                               946,872
                  12,807   Knape & Vogt Manufacturing Co.                             181,219
                  12,100   Lakeland Industries, Inc. (b)                              227,359
                  39,000   Lenox Group, Inc. (b)                                      516,360
                   7,600   Liberty Homes, Inc., Class A                                45,600
                  31,000   Lifetime Brands, Inc.                                      640,770
                  76,000   Lightbridge, Inc. (b)                                      630,040
                  37,800   M/I Homes, Inc.                                          1,535,436
                  36,000   Mac-Gray Corp. (b)                                         419,400
                  43,000   MarineMax, Inc. (b)                                      1,357,510
                   7,500   McRae Industries, Inc., Class A                             76,500

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

                  84,000   Medical Staffing Network Holdings, Inc. (b)                451,080
                  37,500   Monro Muffler Brake, Inc.                                1,137,000
                  69,400   Movado Group, Inc.                                       1,270,020
                  22,000   National R.V. Holdings, Inc. (b)                           138,380
                  36,900   Navigant International, Inc. (b)                           400,365
                  18,300   Nobel Learning Communities, Inc. (b)                       172,752
                  10,300   Nobility Homes, Inc.                                       278,306
                  10,000   P & F Industries, Inc., Class A (b)                        120,001
                  60,000   Palm Harbor Homes, Inc. (b)                              1,128,000
                  73,000   PC Connection, Inc. (b)                                    392,740
                  42,000   PDI, Inc. (b)                                              567,000
                  24,500   Perry Ellis International, Inc. (b)                        465,500
                  83,000   Pinnacle Entertainment, Inc. (b)                         2,050,929
                  37,000   Red Lion Hotels Corp. (b)                                  331,150
                  37,550   Rex Stores Corp. (b)                                       564,752
                  11,300   S&K Famous Brands, Inc. (b)                                202,835
                  36,000   Shoe Carnival, Inc. (b)                                    789,120
                  75,000   Source Interlink Cos., Inc. (b)                            834,000
                  31,500   Sport Chalet, Inc., Class A (b)                            259,875
                   4,500   Sport Chalet, Inc., Class B (b)                             36,945
                  65,000   Sports Authority, Inc. (The) (b)                         2,023,450
                 111,000   Stein Mart, Inc.                                         2,014,650
                  26,000   Steinway Musical Instruments, Inc. (b)                     663,260
                  66,000   Stoneridge, Inc. (b)                                       436,920
                  21,000   Superior Uniform Group, Inc.                               215,250
                  43,000   Syms Corp.                                                 620,920
                  15,000   Tandy Brands Accessories, Inc.                             180,000
                  78,000   Velcro Industries NV                                     1,111,500
                  33,400   Weyco Group, Inc.                                          637,940
                                                                                -------------
                                                                                   60,351,082
                                                                                -------------
Consumer Staples  (3.87%):
                  30,000   American Italian Pasta Co.                                 204,000
                   9,300   Cagle's, Inc., Class A (b)                                  71,145
                  13,700   CPAC, Inc.                                                  55,485
                  42,000   Farmer Brothers Co.                                        812,280
                   2,700   Foodarama Supermarkets, Inc. (b)                           135,000
                  12,000   Fresh Brands, Inc. (b)                                      82,392
                   3,200   Genesee Corp., Class B (b)                                   5,280
                  67,000   Ingles Markets, Inc., Class A                            1,048,550
                  53,000   M & F Worldwide Corp. (b)                                  864,960
                  20,425   Marsh Supermarkets, Inc., Class A                          178,923
                  28,125   Marsh Supermarkets, Inc., Class B                          243,844
                  44,000   MGP Ingredients, Inc.                                      519,200
                  35,000   Nash-Finch Co.                                             891,800
                  70,000   National Beverage Corp. (b)                                683,900
                  37,000   Natures Sunshine Products, Inc.                            668,960
                  69,000   Omega Protein Corp. (b)                                    462,990
                  52,575   Sanderson Farms, Inc.                                    1,605,115
                   2,700   Scope Industries                                           188,325
                  52,000   Spartan Stores, Inc. (b)                                   541,840
                                                                                -------------
                                                                                    9,263,989
                                                                                -------------
Energy  (3.57%):
                  40,000   Callon Petroleum Co. (b)                                   706,000
                  46,500   Dril-Quip, Inc. (b)                                      2,194,800
                  33,111   Enbridge Energy Management, LLC (b)                      1,501,584
                  34,000   Gulf Island Fabrication, Inc.                              826,540
                  40,000   Lufkin Industries, Inc.                                  1,994,800
                  43,000   NATCO Group, Inc., Class A (b)                             879,780
                  14,600   Petroleum Helicopters, Inc. (b)                            452,600
                                                                                -------------
                                                                                    8,556,104
                                                                                -------------
Financials  (20.76%):
                 105,000   American Equity Investment Life                          1,370,250
                           Holding Co.

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

                  19,000   American Safety Insurance Holdings  Ltd. (b)               317,870
                  30,000   Ameris Bancorp                                             595,200
                  17,000   Baldwin & Lyons, Inc., Class B                             413,100
                  14,500   Bancinsurance Corp. (b)                                     54,375
                  31,000   Banner Corp.                                               967,200
                  11,300   Brantley Capital Corp.                                      47,460
                  31,000   California First National Bancorp                          403,000
                  21,000   Camco Financial Corp.                                      299,250
                  17,000   Capital Crossing Bank (b)                                  567,800
                  38,000   Capitol Bancorp Ltd.                                     1,422,720
                  99,000   Ceres Group, Inc. (b)                                      511,830
                  25,000   Citizens South Banking Corp.                               297,975
                  48,150   Citizens, Inc. (b)                                         262,418
                 123,000   Credit Acceptance Corp. (b)                              1,961,850
                   9,333   Donegal Group, Inc.                                        198,326
                  49,333   Donegal Group, Inc., Class A                             1,146,499
                  33,000   DVI, Inc. (b)                                                   17
                  70,000   Electro Rent Corp. (b)                                   1,043,700
                  20,000   EMC Insurance Group, Inc.                                  398,800
                  32,725   First Albany Cos., Inc.                                    227,439
                  40,000   First Financial Corp.                                    1,080,000
                  31,345   First Indiana Corp.                                      1,077,641
                  54,000   First Merchants Corp.                                    1,404,000
                  14,000   First PacTrust Bancorp, Inc.                               380,996
                  38,000   First Place Financial Corp.                                913,900
                  42,000   First State Bancorp                                      1,007,580
                  25,000   FirstCity Financial Corp. (b)                              288,000
                  27,000   FPIC Insurance Group, Inc. (b)                             936,900
                  13,000   Home Federal Bancorp                                       325,000
                  79,000   Hub International Ltd.                                   2,038,200
                   8,300   Investors Title Co.                                        350,177
                  24,000   Jefferson Bancshares, Inc.                                 327,600
                  37,000   KHD Humboldt Wedag International Ltd. (b)                  819,550
                  11,000   LSB Corp.                                                  190,850
                  19,000   Matrix Bancorp, Inc. (b)                                   358,929
                   9,000   Mego Financial Corp. (b)                                         1
                   5,000   Merchants Group, Inc.                                      150,750
                 174,000   MFA Mortgage Investments, Inc.                             991,800
                  49,800   Midland Co.                                              1,794,792
                  12,000   MutualFirst Financial, Inc.                                264,000
                   5,300   National Security Group, Inc. (The)                         86,030
                   6,000   National Western Life Insurance Co., Class A             1,241,460
                  36,400   Navigators Group, Inc. (The) (b)                         1,587,404
                  18,000   Pacific Mercantile Bancorp (b)                             312,660
                  85,000   Partners Trust Financial Group, Inc.                     1,024,250
                  38,000   PennFed Financial Services, Inc.                           699,960
                  29,000   Peoples Bancorp, Inc.                                      827,370
                  65,000   PMA Capital Corp., Class A (b)                             593,450
                  19,000   Provident Financial Holdings, Inc.                         499,700
                  38,500   PXRE Group Ltd.                                            498,960
                  13,000   RTW, Inc. (b)                                              123,500
                  50,000   Sanders Morris Harris Group, Inc.                          819,500
                  37,000   Simmons First National Corp., Class A                    1,024,900
                  36,100   Sizeler Property Investors, Inc.                           463,885
                  36,000   Sound Federal Bancorp, Inc.                                687,600
                  32,000   Southern Community Financial Corp.                         288,000
                  47,000   Stewart Information Services Corp.                       2,287,489
                  30,666   Stifel Financial Corp. (b)                               1,152,735
                  49,000   SWS Group, Inc.                                          1,026,060
                  54,000   TierOne Corp.                                            1,588,140
                  24,000   Triad Guaranty, Inc. (b)                                 1,055,760
                  32,381   United America Indemnity Ltd. (b)                          594,515
                  21,000   United Capital Corp. (b)                                   518,070

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

                  97,000   United Community Financial Corp.                         1,145,570
                  56,500   United Fire & Casualty Co.                               2,284,295
                   4,600   Ziegler Cos., Inc.                                         101,200
                                                                                -------------
                                                                                   49,740,208
                                                                                -------------
Healthcare  (5.22%):
                  31,000   Air Methods Corp. (b)                                      536,300
                 100,000   Allied Healthcare International, Inc. (b)                  614,000
                  17,000   Allou Health Care, Inc., Class A (b)                            17
                  11,000   American Shared Hospital Services                           69,080
                  77,000   BioScrip, Inc. (b)                                         580,580
                  57,000   Capital Senior Living Corp. (b)                            589,380
                  44,000   Carriage Services, Inc. (b)                                220,000
                  39,000   Cholestech Corp. (b)                                       386,880
                  41,000   Compex Technologies, Inc. (b)                              268,140
                  52,000   DJ Orthopedics, Inc. (b)                                 1,434,160
                  28,000   E-Z-EM, Inc. (b)                                           641,200
                  74,250   Healthcare Services Group, Inc.                          1,537,718
                  82,000   HealthTronics Surgical Services, Inc. (b)                  627,300
                  13,000   IntegraMed America, Inc. (b)                               172,120
                   7,100   Kewaunee Scientific Corp.                                   66,449
                  30,000   Lannett Co., Inc. (b)                                      220,800
                  43,500   Matria Healthcare, Inc. (b)                              1,686,059
                   3,037   MFC Development Corp. (b)                                    5,163
                  90,000   Option Care, Inc.                                        1,202,400
                  20,000   Pediatric Services of America, Inc. (b)                    282,600
                  62,000   Res-Care, Inc. (b)                                       1,076,940
                  29,000   Synovis Life Technologies, Inc. (b)                        290,870
                                                                                -------------
                                                                                   12,508,156
                                                                                -------------
Industrials  (13.48%):
                  24,000   Alamo Group, Inc.                                          492,000
                  17,000   Allied Defense Group, Inc. (b)                             387,090
                  21,125   Astronics Corp. (b)                                        223,925
                  80,500   Aviall, Inc. (b)                                         2,318,400
                  37,000   Blue Earth Refineries, Inc. (b)                             39,590
                  34,800   Cascade Corp.                                            1,632,468
                   2,800   Chicago Rivet & Machine Co.                                 56,000
                  40,000   CompX International, Inc.                                  640,800
                  42,000   Covenant Transport, Inc., Class A  (b)                     587,160
                  18,000   Cronos Group (The)                                         226,800
                  29,000   Ducommun, Inc. (b)                                         619,440
                  50,400   EDO Corp.                                                1,363,824
                  50,000   Excel Maritime Carriers Ltd. (b)                           572,500
                  35,000   Frozen Food Express Industries, Inc. (b)                   386,050
                  24,900   Gehl Co. (b)                                               653,625
                  25,750   Hardinge, Inc.                                             444,188
                  70,000   HEICO Corp.                                              1,811,600
                  80,900   HEICO Corp., Class A                                     1,660,068
                  20,000   Industrial Distribution Group, Inc. (b)                    161,600
                  17,000   International Shipholding Corp. (b)                        264,350
                  31,900   Interpool, Inc.                                            602,272
                  19,000   Jinpan International Ltd.                                  114,000
                  12,000   Key Technology, Inc. (b)                                   154,080
                  47,000   Knightsbridge Tankers Ltd.                               1,139,750
                  37,000   Ladish Co., Inc. (b)                                       826,950
                  51,750   LSI Industries, Inc.                                       810,405
                  58,000   MAIR Holdings, Inc. (b)                                    273,180
                  23,000   Maritrans, Inc.                                            598,460
                  58,875   Marten Transport Ltd. (b)                                1,072,703
                  33,088   Met-Pro Corp.                                              392,424
                  41,000   Modtech Holdings, Inc. (b)                                 382,940
                  86,812   Old Dominion Freight Line, Inc. (b)                      2,342,187

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

                  33,100   P.A.M. Transportation Services, Inc. (b)                   588,849
                  30,000   Powell Industries, Inc. (b)                                538,800
                   8,000   Q.E.P. Co., Inc. (b)                                        85,840
                   4,600   Quipp, Inc. (b)                                             46,846
                  40,000   R&B, Inc. (b)                                              379,200
                  96,000   RailAmerica, Inc. (b)                                    1,055,040
                  42,000   Robbins & Myers, Inc.                                      854,700
                  32,000   Standex International Corp.                                888,320
                   3,201   Stantec, Inc. (b)                                          109,154
                  34,000   Supreme Industries, Inc., Class A                          263,160
                  20,200   Transport Corporation of America, Inc. (b)                 199,576
                  47,000   TRC Cos., Inc. (b)                                         514,650
                  48,000   Tsakos Energy Navigation Ltd.                            1,760,160
                  30,000   U.S. Xpress Enterprises, Inc., Class A (b)                 521,400
                  28,000   USA Truck, Inc. (b)                                        815,640
                  34,000   Waste Industries USA, Inc.                                 437,920
                                                                                -------------
                                                                                   32,310,084
                                                                                -------------
Information Technology  (8.18%):
                 150,000   Advanced Digital Information Corp. (b)                   1,468,500
                  59,000   Anaren, Inc. (b)                                           922,170
                  65,000   Audiovox Corp., Class A (b)                                900,900
                  76,300   Bell Microproducts, Inc. (b)                               583,695
                  49,200   CalAmp Corp. (b)                                           516,108
                  19,000   Cobra Electronics Corp. (b)                                254,030
                  23,000   Communications Systems, Inc.                               282,440
                  27,000   ePlus, Inc. (b)                                            373,464
                  24,000   GTSI Corp. (b)                                             168,000
                  32,000   Inforte Corp.                                              126,400
                  35,000   Integral Systems, Inc.                                     660,100
                  21,000   Magal Security Systems Ltd. (b)                            183,750
                 102,700   McData Corp. (b)                                           390,260
                  65,000   MCSI, Inc. (b)                                                  20
                  19,000   Mediware Information Systems, Inc. (b)                     228,760
                  41,000   Merge Technologies, Inc. (b)                             1,026,640
                 104,000   Methode Electronics, Inc.                                1,036,880
                  70,000   MIVA, Inc. (b)                                             346,500
                  48,000   NU Horizons Electronics Corp. (b)                          484,800
                  67,000   NYFIX, Inc. (b)                                            285,420
                  40,000   OPNET Technologies, Inc. (b)                               367,600
                  76,000   Pegasystems, Inc. (b)                                      555,560
                  75,000   Pericom Semiconductor Corp. (b)                            597,750
                  62,000   PLATO Learning, Inc. (b)                                   492,280
                  37,000   Pomeroy IT Solutions, Inc. (b)                             308,950
                  28,000   Retalix Ltd. (b)                                           684,880
                  47,000   Richardson Electronics Ltd.                                340,750
                  40,000   Rofin-Sinar Technologies, Inc. (b)                       1,738,800
                  43,000   SBS Technologies, Inc. (b)                                 433,010
                  76,000   Semitool, Inc. (b)                                         826,880
                  13,800   SL Industries, Inc. (b)                                    221,490
                  49,000   Sypris Solutions, Inc.                                     489,020
                  14,000   TESSCO Technologies, Inc. (b)                              231,560
                  54,000   Tier Technologies, Inc., Class B (b)                       396,360
                 120,000   Ulticom, Inc. (b)                                        1,177,200
                  97,000   White Electronic Designs Corp. (b)                         495,670
                                                                                -------------
                                                                                   19,596,597
                                                                                -------------
Materials  (9.37%):
                  67,839   Aceto Corp.                                                446,381
                  85,000   AMCOL International Corp.                                1,744,200
                   7,300   American Biltrite, Inc. (b)                                 79,205
                  21,200   American Pacific Corp. (b)                                 146,068
                  14,000   AZZ, Inc. (b)                                              252,560
                 107,000   Buckeye Technologies, Inc. (b)                             861,350

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

                  45,000   CIRCOR International, Inc.                               1,154,700
                   9,800   Eastern Co. (The)                                          191,198
                  11,315   Ecology and Environment, Inc., Class A                     100,930
                  60,000   Encore Wire Corp. (b)                                    1,365,600
                  62,000   Ennis Business Forms, Inc.                               1,126,540
                  18,000   Friedman Industries, Inc.                                  106,020
                  80,000   Gibraltar Industries, Inc.                               1,835,200
                  29,000   Hawkins, Inc.                                              405,710
                  21,300   Mestek, Inc. (b)                                           279,030
                  23,800   Michael Baker Corp. (b)                                    608,090
                  39,000   Mobile Mini, Inc. (b)                                    1,848,600
                  10,562   MOD-PAC Corp. (b)                                          118,717
                  44,000   NewMarket Corp. (b)                                      1,076,240
                 140,400   North American Palladium Ltd. (b)                        1,186,380
                  18,800   Northwest Pipe Co. (b)                                     503,840
                  26,000   Novamerican Steel, Inc. (b)                              1,023,386
                  35,000   Octel Corp.                                                569,450
                  22,000   Penford Corp.                                              268,400
                  31,700   Roanoke Electric Steel Corp.                               748,120
                  55,500   RTI International Metals, Inc. (b)                       2,106,224
                  26,000   Stepan Co.                                                 699,140
                  12,300   Summa Industries, Inc.                                      95,940
                  16,000   Universal Stainless & Alloy Products, Inc. (b)             240,000
                   3,350   VSE Corp.                                                  141,022
                   3,200   Vulcan International Corp.                                 168,000
                  36,000   Water Pik Technologies, Inc. (b)                           772,920
                  37,000   Wolverine Tube, Inc. (b)                                   187,220
                                                                                -------------
                                                                                   22,456,381
                                                                                -------------
Telecommunication Services  (0.23%):
                  45,000   CT Communications, Inc.                                    546,300
                                                                                -------------
Utilities  (7.52%):
                  44,000   American States Water Co.                                1,355,200
                  47,054   California Water Service Group                           1,798,874
                  31,900   Cascade Natural Gas Corp.                                  622,369
                  15,700   Chesapeake Utilities Corp.                                 483,560
                  23,500   Connecticut Water Service, Inc.                            575,985
                   9,000   Delta Natural Gas Co., Inc.                                226,800
                  71,000   Empire District Electric Co. (The)                       1,443,430
                  24,000   EnergySouth, Inc.                                          642,720
                  18,000   Florida Public Utilities Co.                               245,700
                  21,000   Giant Industries, Inc. (b)                               1,091,160
                  14,500   Green Mountain Power Corp.                                 417,165
                  98,000   Harvest Natural Resources, Inc. (b)                        870,240
                   4,900   Maine & Maritimes Corp.                                     75,852
                  30,400   Middlesex Water Co.                                        527,136
                  49,000   Resource America, Inc., Class A                            835,450
                   6,500   RGC Resources, Inc.                                        164,190
                  82,000   SEMCO Energy, Inc. (b)                                     460,840
                  26,400   SJW Corp.                                                1,201,200
                  70,400   South Jersey Industries, Inc.                            2,051,456
                  45,645   Southwest Water Co.                                        653,174
                  41,000   SureWest Communications                                  1,081,170
                 118,000   TransMontaigne, Inc. (b)                                   778,800
                  16,476   Unitil Corp.                                               413,548
                                                                                -------------
                                                                                   18,016,019
                                                                                -------------
TOTAL COMMON STOCKS (COST $171,043,493)                                           233,344,920
                                                                                -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.04%):
U.S. Government Agency Obligations (1.04%):
               2,500,000   Federal Home Loan Bank, 3.19%, 1/3/06                    2,499,335
                                                                                -------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $2,499,557)                          2,499,335
                                                                                -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

WARRANTS  (0.00%):
Healthcare  (0.00%):
                   2,967   Del Global Technologies Corp. (b)                            7,121
                                                                                -------------
TOTAL WARRANTS (COST $0)                                                                7,121
                                                                                -------------



TOTAL INVESTMENTS (COST $173,543,050) (a)   -   98.42%                            235,851,376
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.58%                                   3,775,328
                                                                                -------------

NET ASSETS   -   100.00%                                                        $ 239,626,704
                                                                                =============

____________
(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS.

TAMARACK GOVERNMENT INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 2005
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

MUNICIPAL BONDS  (1.54%):
California  (0.68%):
                  40,000   Rialto Redevelopment Agency Tax                      $      39,781
                           Allocation, Series C, 4.60%, 9/1/08,                 -------------
                           (XLCA Insured)
Pennsylvania  (0.86%):
                  50,000   Pittsburgh Taxable Pension, Series A, 6.10%, 3/1/07         50,713
                                                                                -------------
TOTAL MUNICIPAL BONDS (COST $90,785)                                                   90,494
                                                                                -------------

ASSET BACKED SECURITIES  (2.59%):
Banking & Financial Services  (2.59%):
                  66,905   Countrywide Home Equity Loan                                67,075
                           Trust, Series 2004-G, Class 2A,
                           4.59%, 12/15/29, (b)
                  42,461   First Horizon ABS Trust, Series                             42,563
                           2004-HE3, Class A, 4.67%, 10/25/34, (b)
                  42,391   Residential Asset Securities Corp.,                         42,395
                           Series 2004-KS11, Class AI1, 4.52%,                  -------------
                           8/25/25, (b)
TOTAL ASSET BACKED SECURITIES (COST $151,722)                                         152,033
                                                                                -------------

COLLATERALIZED MORTGAGE OBLIGATIONS  (5.08%):
Banking & Financial Services  (5.08%):
                 157,930   Bank of America Mortgage                                   153,787
                           Securities, Series 2004-F, Class 2A7,
                           4.16%, 7/25/34, (b)
                  87,434   Countrywide Alternative Loan Trust,                         85,725
                           Series 2004-12CB, Class 1A1, 5.00%, 7/25/19
                  59,173   MLCC Mortgage Securities, Series                            59,138
                           2005-A, 4.61%, 3/25/30, (b)                          -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $305,309)                             298,650
                                                                                -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (55.51%):
Fannie Mae (38.78%):
                 150,000   4.50%, 10/15/08                                            149,168
                  19,135   4.37%, 9/25/10                                              18,687
                  86,019   4.41%, 3/1/11, (b)                                          83,801
                 247,057   4.63%, 12/1/11, (b)                                        243,009
                 173,000   5.76%, 12/25/11                                            181,024
                 119,000   4.89%, 4/1/12                                              118,250
                  53,540   3.81%, 11/25/12, (b)                                        51,661
                 103,777   4.50%, 10/1/13                                             102,025
                  31,407   4.50%, 11/1/14                                              30,876
                  98,212   4.93%, 4/1/15, (b)                                          97,611
                  45,266   4.98%, 11/25/32, (b)                                        45,006
                 188,249   4.63%, 7/1/33, (b)                                         180,742
                 129,535   4.16%, 9/1/33, (b)                                         128,380
                 106,094   4.34%, 1/1/34, (b)                                         105,642
                 129,592   4.26%, 3/1/34, (b)                                         127,608
                 117,550   4.01%, 6/1/34, (b)                                         115,577
                 167,108   5.09%, 12/1/34, (b)                                        165,083
                 157,639   4.17%, 1/1/35, (b)                                         154,497

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------

                  65,000   5.41%, 5/25/35                                              65,293
                  61,000   4.25%, 8/25/43                                              60,412
                  57,000   4.61%, 8/25/43                                              56,439
                                                                                -------------
                                                                                    2,280,791
                                                                                -------------
Federal Home Loan Bank  (2.55%):
                 151,342   4.82%, 2/1/13, (b)                                         149,708
                                                                                -------------
Small Business Administration  (14.18%):
                  66,823   4.45%, 5/25/13, (b)                                         66,525
                 138,761   4.88%, 9/10/13                                             137,646
                 108,265   4.64%, 2/10/15                                             106,111
                  86,553   4.45%, 11/25/17, (b)                                        86,256
                  60,819   4.86%, 1/1/25                                               60,171
                 117,213   4.63%, 2/1/25                                              114,247
                  40,208   4.84%, 5/1/25                                               39,670
                     965   4.38%, 1/25/30, (b)                                            962
                  49,579   4.38%, 3/25/30, (b)                                         49,424
                 128,636   4.40%, 5/25/30, (b)                                        128,304
                  44,915   4.36%, 7/25/30, (b)                                         44,749
                                                                                -------------
                                                                                      834,065
                                                                                -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $3,326,847)                          3,264,564
                                                                                -------------

U.S. TREASURY INFLATION PROTECTION BONDS (7.27%):
U.S. Treasury Inflation Protected Bonds (7.27%):
                 251,000   1.88%, 7/15/13 (c)                                         268,511
                 151,000   2.00%, 7/15/14 (c)                                         158,682
                                                                                -------------
TOTAL U.S. TREASURY INFLATION PROTECTION BONDS (COST $430,740)                        427,193
                                                                                -------------

U.S. TREASURY NOTES (21.11%):
U.S. Treasury (21.11%):
                 150,000   2.88%, 11/30/06 (c)                                        147,920
                 400,000   3.63%, 6/30/07 (c)                                         395,437
                 363,000   3.50%, 2/15/10 (c)                                         351,118
                 118,000   4.75%, 5/15/14 (c)                                         120,872
                 130,000   4.13%, 5/15/15 (c)                                         127,151
                 100,000   4.25%, 8/15/15 (c)                                          98,707
                                                                                -------------
TOTAL U.S. TREASURY NOTES (COST $1,244,272)                                         1,241,205
                                                                                -------------

INVESTMENT COMPANIES  (4.07%):
                 239,525   Wells Fargo 100% Treasury Money                            239,525
                           Market Fund                                          -------------

TOTAL INVESTMENT COMPANIES (COST $239,525)                                            239,525
                                                                                -------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (13.63%):
                 801,202   Various Securities (see Notes to                           801,202
                           Schedules of Investments for                         -------------
                           collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $801,202)            801,202
                                                                                -------------



TOTAL INVESTMENTS (COST $6,590,402) (a)   -   110.80%                               6,514,866
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (10.80)%                                (634,962)
                                                                                -------------

NET ASSETS   -   100.00%                                                        $   5,879,904
                                                                                =============

____________
(a) See Note 7 for tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2005. The maturity date represents the actual maturity date.
(c) All or part of this security has been loaned as of December 31, 2005.

Abbreviations used are defined below:
XLCA - XL Capital Insurance
SEE NOTES TO FINANCIAL STATEMENTS.

TAMARCK QUALITY FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2005
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
MUNICIPAL BONDS  (5.23%):
Arizona  (0.27%):
                 100,000   Tucson Certificate of Participation,                 $      97,294
                           4.30%, 7/1/10, (MBIA Insured)
                 105,000   Tucson Certificate of Participation,                       102,657
                           4.55%, 7/1/11, (MBIA Insured)                        -------------
                                                                                      199,951
                                                                                -------------
California  (1.10%):
                 370,000   Alameda County Pension Obligation,                         305,794
                            Series B, 0.00%, 12/1/09, (MBIA Insured)
                 355,000   Los Angeles Community                                      358,611
                           Redevelopment Agency, 5.90%,
                           9/1/35, (Radian Insured)
                 135,000   San Diego Metro Transportation                             130,571
                           Development Board, 3.86%, 12/1/09,                   -------------
                           (MBIA Insured)
                                                                                      794,976
                                                                                -------------
Illinois  (0.75%):
                 300,000   State Student Assistance                                   300,000
                           Commission Student Loan Revenue,
                           Series PP, 4.40%, 9/1/29,
                           (Guaranteed by Student Loans) (b)
                 250,000   State Student Assistance                                   250,000
                           Commission Student Loan Revenue,                     -------------
                           Series SS-II, 4.18%, 9/1/35,
                           (Guaranteed by Student Loans) (b)
                                                                                      550,000
                                                                                -------------
Indiana  (0.29%):
                 210,000   State Bond Bank Revenue, 5.26%,                            212,100
                           7/15/18, (FGIC Insured)                              -------------
Kentucky  (0.69%):
                 500,000   State Higher Education Student Loan                        500,000
                            Corp. Revenue, Series A-2, 4.40%,                   -------------
                           5/1/28, (Guaranteed by Student Loans) (b)
Michigan  (0.42%):
                 315,000   Detroit Certificate of Participation,                      309,002
                           4.23%, 6/15/09, (XLCA Insured)                       -------------
New Jersey  (0.27%):
                 195,000   New Jersey Economic Development                            195,733
                            Authority Revenue, Series B, 5.18%, 11/1/15         -------------
South Carolina  (0.91%):
                 660,000   Medical University of South Carolina                       661,776
                            Hospital Authority Facilities                       -------------
                           Revenue, 5.23%, 8/15/17, (MBIA Insured)
Texas  (0.53%):
                 390,000   San Antonio Convention Center                              387,457
                           Hotel Finance Corporation Contract                   -------------
                           Revenue, 5.10%, 7/15/20, (AMBAC Insured)
TOTAL MUNICIPAL BONDS (COST $3,825,796)                                             3,810,995
                                                                                -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                             -----

ASSET BACKED SECURITIES  (1.29%):
Banking & Financial Services  (1.29%):
                 162,484   Countrywide Home Equity Loan                               162,896
                           Trust, Series 2004-G, Class 2A,
                           4.59%, 12/15/29, (b)
                 439,598   First Horizon ABS Trust, Series                            440,652
                           2004-HE3, Class A, 4.67%, 10/25/34, (b)
                  11,774   New Century Home Equity Loan                                11,731
                           Trust, Series 1997-NC5, Class A6,
                           6.70%, 10/25/28
                 324,856   Vanderbilt Mortgage Finance, Series                        322,182
                           2002-C, Class A2, 4.23%, 2/7/15                      -------------

TOTAL ASSET BACKED SECURITIES (COST $939,293)                                         937,461
                                                                                -------------
COLLATERALIZED MORTGAGE OBLIGATIONS  (11.80%):
Banking & Financial Services  (11.80%):
                 805,444   Bank of America Mortgage                                   784,319
                           Securities, Series 2004-F, Class 2A7,
                           4.16%, 7/25/34, (b)
               1,770,538   Countrywide Alternative Loan Trust,                      1,735,923
                           Series 2004-12CB, Class 1A1, 5.00%,
                            7/25/19
                 884,000   Countrywide Alternative Loan Trust,                        855,952
                           Series 2005-4, Class 1A5, 4.97%,
                           5/25/34, (b)
                 579,311   Countrywide Alternative Loan Trust,                        579,664
                           Series 2005-73CB, Class 1A1, 5.50%,
                            1/25/36
                 274,330   Countrywide Home Equity Loan                               274,248
                           Trust, Series 2002-A, Class A, 4.63%,
                            4/15/28, (b)
                 676,067   First Horizon Alternative Mortgage,                        675,968
                           Series 2005-FA1, Class 1A6, 5.50%,
                           3/25/35, (b)
                 299,704   JP Morgan Mortgage Trust, Series                           292,382
                           2004-A4, Class 2A2, 4.65%, 9/25/34,
                           (b)
                 711,964   Merrill Lynch Mortgage Investors,                          700,812
                           Inc., Series 2005-A1, Class 2A1,
                           4.61%, 12/25/34, (b)
                 348,074   MLCC Mortgage Securities, Series                           347,868
                           2005-A, 4.61%, 3/25/30, (b)
                  16,871   Morgan Stanley Mortgage Loan                                17,011
                           Trust, Series 2004-2AR, Class 1A,
                           5.27%, 2/25/34, (b)
                  93,086   Structured Asset Securities Corp.,                          93,043
                           Series 2002-11A, Class 2A1, 5.60%,
                           6/25/32
                 535,951   Structured Asset Securities Corp.,                         524,328
                           Series 2003-30, Class 1A1, 5.50%,
                           10/25/33
                 195,784   Vendee Mortgage Trust, Series                              208,555
                           1992-1, Class 2Z, 7.75%, 5/15/22
                 615,000   Washington Mutual, Inc. Series                             616,468
                           2005-8, Class 1A8, 5.50%, 10/25/35
                 933,345   Washington Mutual, Inc., Series                            900,052
                           2003-S11, Class 1A, 5.00%,                           -------------
                           11/25/33
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,762,010)                         8,606,593
                                                                                -------------

COMMERCIAL MORTGAGE BACKED SECURITIES  (4.28%):
Banking & Financial Services  (4.28%):
                 456,150   ABN Amro Mortgage Corp., Series                            440,836
                           2003-12, Class 1A, 5.00%, 12/25/33

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
                 449,160   GE Capital Commercial Mortgage                             449,173
                           Corp., Series 2002-1A, Class A1,
                           5.03%, 12/10/35
                 965,121   JP Morgan Commercial Mortgage                              995,072
                           Finance Corp., Series 1999-C7, Class
                            A2, 6.51%, 10/15/35
                 500,000   LB-UBS Commercial Mortgage Trust,                          473,839
                            Series 2004-C2, Class A4, 4.37%,
                           3/1/36
                 790,407   Master Asset Securitization Trust,                         759,821
                           Series 2003-12, Class 6A1, 5.00%,                    -------------
                           12/25/33
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $3,151,899)                       3,118,741
                                                                                -------------

CORPORATE BONDS  (29.14%):
Aerospace & Defense  (0.83%):
                 209,000   L-3 Communications Corp., 7.63%,                           219,973
                           6/15/12
                 308,000   McDonnell Douglas Corp., 9.75%,                            383,761
                           4/1/12                                               -------------
                                                                                      603,734
                                                                                -------------
Automotive  (0.24%):
                 173,000   DaimlerChrysler NA Holdings,                               173,097
                           4.78%, 10/31/08, (b)                                 -------------

Banking & Financial Services  (5.04%):
                 500,000   AIG SunAmerica, Inc., MTN, 5.75%,                          511,779
                           2/16/09
                 149,000   CIT Group, Inc., MTN, 6.88%,                               158,048
                           11/1/09
                 550,000   Compass Bank, 8.10%, 8/15/09                               608,566
                 179,000   Frost National Bank, 6.88%, 8/1/11                         192,616
                 300,000   Jefferies Group, Inc., 7.50%,                              311,094
                           8/15/07
                 340,000   JP Morgan Chase & Co., 6.63%,                              366,386
                           3/15/12
                 319,000   NB Capital Trust III, 4.70%, 1/15/27,                      306,565
                            (b)
                 430,000   North Fork Bancorp., 5.00%,                                429,254
                           8/15/12
                 435,000   Rabobank Capital II, 5.26%,                                430,962
                           12/29/49, (d)
                 374,000   Wachovia Capital Trust II, 4.65%,                          359,359
                           1/15/27, (b)                                         -------------
                                                                                    3,674,629
                                                                                -------------
Building & Construction  (1.99%):
                 324,000   Dycom Industries, Inc., 8.13%,                             324,000
                           10/15/15, (d)
                 360,000   KB Home, 5.75%, 2/1/14                                     339,434
                 260,000   Lennar Corp., 5.25%, 3/19/09, (b)                          260,203
                 225,000   Pulte Homes, Inc., 7.88%, 8/1/11                           247,178
                 268,000   Texas Industries, Inc., 7.25%,                             278,050
                           7/15/13, (d)                                         -------------
                                                                                    1,448,865
                                                                                -------------
Cable  (1.48%):
                 300,000   Echostar DBS Corp., 5.75%,                                 294,000
                           10/1/08
                 293,000   Rogers Cable, Inc., 7.88%, 5/1/12                          314,608
                 242,000   TCI Communications, Inc., 9.80%,                           291,948
                           2/1/12
                 182,000   Univision Communications, Inc.,                            179,064
                           2.88%, 10/15/06                                      -------------
                                                                                    1,079,620
                                                                                -------------
Chemical  (2.09%):
                 565,000   Air Products & Chemicals, MTN,                             577,705
                           6.65%, 8/1/07

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
                 341,000   Equistar Chemical LP, 10.13%,                              369,984
                           9/1/08
                 300,000   MacDermid, Inc., 9.13%, 7/15/11                            317,625
                 256,000   Valspar Corp., 6.00%, 5/1/07                               258,302
                                                                                -------------
                                                                                    1,523,616
                                                                                -------------
Computer Industry  (0.18%):
                 138,000   Fiserv, Inc., 4.00%, 4/15/08                               134,005
                                                                                -------------

Consumer Goods & Services  (1.16%):
                 345,000   Dollar General Corp., 8.63%,                               378,637
                           6/15/10
                 150,000   Russell Corp., 9.25%, 5/1/10                               152,063
                 302,000   Staples Inc., 7.13%, 8/15/07                               311,923
                                                                                -------------
                                                                                      842,623
                                                                                -------------
Electronics  (0.38%):
                 286,000   Thermo Electron Corp., 5.00%,                              278,662
                           6/1/15                                               -------------
Energy  (1.92%):
                 100,000   Atlas Pipeline Partners, 8.13%,                            100,875
                           12/15/15, (d)
                 275,000   Chesapeake Energy Corp., 6.50%,                            276,375
                           8/15/17
                 171,000   Kinder Morgan Energy Partners LP,                          186,956
                           7.13%, 3/15/12
                 277,000   Peabody Energy Corp., 6.88%,                               288,080
                           3/15/13
                 309,750   Pemex Finance Ltd., 9.69%,                                 334,874
                           8/15/09
                 200,000   Piedmont Natural Gas Co., 6.00%,                           214,165
                           12/19/33                                             -------------
                                                                                    1,401,325
                                                                                -------------
Entertainment  (0.46%):
                 308,000   Royal Caribbean Cruises, 8.00%,                            334,524
                           5/15/10                                              -------------
Food & Beverages  (0.44%):
                 288,000   Conagra Foods, Inc., 7.88%,                                317,302
                           9/15/10                                              -------------
Healthcare  (2.00%):
                  14,025   Aetna, Inc., 0.00%                                         357,358
                 270,000   AmerisourceBergen Corp., 5.63%,                            270,000
                           9/15/12, (d)
                 284,000   Evangelical Lutheran Good                                  284,062
                           Samaritan, MTN, 4.94%, 11/24/06,
                           (b)
                 246,000   Hospira, Inc., 4.95%, 6/15/09                              244,426
                 300,000   Mylan Laboratories, Inc., 5.75%,                           300,375
                           8/15/10, (d)                                         -------------
                                                                                    1,456,221
                                                                                -------------
Life & Health Insurance  (1.96%):
                 300,000   Americo Life, Inc., 7.88%, 5/1/13,                         310,409
                           (d)
                 586,000   John Hancock Global Funding II,                            585,895
                           5.00%, 7/27/07, (d)
                 255,000   NLV Financial Corp., 7.50%,                                282,343
                           8/15/33, (d)
                 218,000   Transamerica Capital III, 7.63%,                           253,560
                           11/15/37                                             -------------
                                                                                    1,432,207
                                                                                -------------
Machinery - Diversified  (0.70%):
                 228,000   IDEX Corp., 6.88%, 2/15/08                                 233,615
                 277,000   Westinghouse Air Brake                                     279,770
                           Technologies Corp., 6.88%, 7/31/13                   -------------
                                                                                      513,385
                                                                                -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
Media  (1.21%):
                 300,000   Media General, Inc., 6.95%, 9/1/06                         302,366
                 255,000   News America Holdings, Inc.,                               292,580
                           7.70%, 10/30/25
                 234,000   Time Warner Cos., Inc., 9.15%,                             287,774
                           2/1/23                                               -------------
                                                                                      882,720
                                                                                -------------
Paper & Related Products  (0.28%):
                 185,000   Weyerhaeuser Co., 7.50%, 3/1/13                            203,216
                                                                                -------------
Property & Casualty Insurance  (0.68%):
                 210,000   St. Paul Cos., Inc., Series B, MTN,                        216,966
                           7.19%, 8/2/07
                 118,000   Unitrin, Inc., 5.75%, 7/1/07                               118,767
                 160,000   Unitrin, Inc., 4.88%, 11/1/10                              156,991
                                                                                -------------
                                                                                      492,724
                                                                                -------------
REITS  (3.23%):
                 178,000   Brandywine Operating Partners,                             178,133
                           5.63%, 12/15/10
                 222,000   ERP Operating LP, 6.63%, 3/15/12                           238,411
                 192,000   Federal Realty Investment Trust,                           215,347
                           8.75%, 12/1/09
                 650,000   Kimco Realty Corp., MTN, 7.86%,                            682,350
                           11/1/07
                 363,000   Realty Income Corp., 7.75%,                                374,359
                           5/6/07
                 379,000   Simon Property Group LP, 7.75%,                            419,831
                           1/20/11
                 233,000   Tanger Properties LP, 9.13%,                               249,512
                           2/15/08                                              -------------
                                                                                    2,357,943
                                                                                -------------
Steel - Producers  (0.60%):
                 300,000   Steel Dynamics, Inc., 9.50%,                               315,750
                           3/15/09
                 110,000   United States Steel Corp., 9.75%,                          119,625
                           5/15/10                                              -------------
                                                                                      435,375
                                                                                -------------
Telecommunications  (0.55%):
                 385,000   Sprint Capital Corp., 6.38%, 5/1/09                        399,591
                                                                                -------------
Textiles  (0.29%):
                 210,000   Mohawk Industries, Inc., 6.50%,                            213,327
                           4/15/07                                              -------------
Utilities  (1.43%):
                 235,000   Central Hudson Gas & Electric                              237,162
                           Corp., Series D, MTN, 5.87%,
                           3/28/07
                 277,000   Nevada Power Co., 10.88%,                                  302,623
                           10/15/09
                 500,000   Niagra Mohawk Power Co., 7.75%,                            505,348
                           5/15/06                                              -------------
                                                                                    1,045,133
                                                                                -------------
TOTAL CORPORATE BONDS (COST $21,459,120)                                           21,243,844
                                                                                -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (34.74%):
Fannie Mae (18.80%):
                   1,849   7.00%, 12/1/07                                               1,871
                  38,900   6.42%, 11/1/08                                              39,967
                   4,426   8.25%, 1/1/09                                                4,469
                   7,349   8.00%, 2/1/09                                                7,549
                 585,323   4.41%, 3/1/11, (b)                                         570,229
               1,581,166   4.63%, 12/1/11, (b)                                      1,555,264
               1,192,000   5.76%, 12/25/11                                          1,247,293
                 845,000   4.89%, 4/1/12                                              839,672
                 445,000   4.49%, 11/25/12                                            435,462

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
                 698,000   4.75%, 3/1/15, (b)                                         683,075
                 665,658   4.93%, 4/1/15, (b)                                         661,584
                 770,000   6.52%, 7/25/16                                             825,262
                   2,284   5.50%, 3/1/17                                                2,300
                  33,607   5.50%, 3/1/17                                               33,839
                  51,895   5.50%, 5/1/17                                               52,254
                 226,221   5.00%, 8/1/17                                              224,161
                  13,887   9.50%, 6/25/18                                              15,061
                 493,216   4.50%, 9/1/18                                              481,042
                 505,000   4.00%, 5/25/19                                             458,422
                  10,372   9.25%, 10/1/20                                              11,263
               1,066,225   5.50%, 6/1/23                                            1,066,436
                 137,266   7.50%, 9/1/29                                              144,032
                  18,404   7.00%, 10/1/29                                              19,222
                  25,920   7.00%, 12/1/29                                              27,072
                  44,941   7.00%, 2/1/30                                               46,914
                     713   7.00%, 2/1/30                                                  744
                     425   7.00%, 2/1/30                                                  444
                  22,508   7.00%, 2/1/30                                               23,496
                 515,337   4.98%, 11/25/32, (b)                                       512,374
                 405,810   5.00%, 4/1/33                                              394,619
                 507,685   5.00%, 8/1/33                                              493,683
                 508,087   4.22%, 12/1/33, (b)                                        497,948
                 626,728   4.88%, 1/1/35, (b) (c)                                     626,868
                 405,000   5.41%, 5/25/35                                             406,827
                 675,000   4.25%, 8/25/43                                             668,488
                 636,000   4.61%, 8/25/43                                             629,741
                                                                                -------------
                                                                                   13,708,947
                                                                                -------------
Freddie Mac  (2.14%):
                   6,236   7.75%, 4/1/08                                                6,402
                   2,241   7.75%, 11/1/08                                               2,273
                   1,343   8.00%, 8/1/09                                                1,342
                   5,152   8.25%, 10/1/10                                               5,201
                  33,421   8.00%, 1/1/12                                               35,395
                  20,124   9.00%, 6/1/16                                               21,683
                  48,634   6.00%, 2/1/18                                               49,646
                  24,685   8.00%, 10/1/18                                              26,266
                   3,232   9.00%, 10/1/18                                               3,371
                 161,735   7.00%, 8/15/29                                             167,152
                 309,744   7.50%, 2/1/30                                              325,954
                  69,703   7.50%, 2/1/30                                               73,165
                  66,007   7.50%, 1/1/31                                               69,286
                  14,748   7.00%, 9/1/31                                               15,364
                 768,849   4.38%, 1/1/35, (b)                                         755,699
                                                                                -------------
                                                                                    1,558,199
                                                                                -------------
Government National Mortgage Association  (6.34%):
                   1,674   7.50%, 3/15/07                                               1,705
                   1,638   7.50%, 3/15/07                                               1,668
                   6,573   7.50%, 7/15/07                                               6,694
                  18,860   8.00%, 10/15/07                                             19,287
                 332,548   8.00%, 11/15/09                                            346,907
                   4,494   7.50%, 10/15/11                                              4,716
                  20,675   7.50%, 10/15/11                                             21,696
                  28,141   7.50%, 11/15/11                                             29,531
                   3,925   9.50%, 4/15/16                                               4,303
                  17,716   9.50%, 1/15/19                                              19,569
                   1,156   9.50%, 9/15/19                                               1,277
                  25,540   8.00%, 5/15/22                                              27,341
                  10,655   8.00%, 12/15/22                                             11,406
                 210,000   5.16%, 6/16/23, (b)                                        211,403
                   7,773   6.50%, 8/15/23                                               8,140
                  48,342   6.50%, 9/15/23                                              50,623
                   9,121   6.50%, 11/15/23                                              9,551
                  37,030   6.50%, 12/15/23                                             38,777
                  10,884   6.50%, 12/15/23                                             11,397
                  19,312   6.50%, 2/15/24                                              20,218
                 118,850   6.50%, 3/15/24                                             124,426

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
                 402,334   7.00%, 3/15/24                                             423,656
                  47,071   7.00%, 5/15/24                                              49,566
                 140,510   6.50%, 6/15/24                                             147,103
                  20,109   8.00%, 11/15/26                                             21,552
                 351,462   8.00%, 12/15/26                                            376,683
                 256,730   7.00%, 12/15/29                                            269,740
                   3,714   6.00%, 5/15/31                                               3,807
                  40,433   6.50%, 5/15/31                                              42,268
                   4,997   6.50%, 8/15/31                                               5,223
                  58,474   6.00%, 9/20/31                                              59,805
                   4,361   6.50%, 11/15/31                                              4,558
                  61,540   6.00%, 2/15/32                                              63,088
                  17,378   6.50%, 4/15/32                                              18,159
                  50,316   7.00%, 4/15/32                                              52,823
                 105,021   6.00%, 6/15/32                                             107,662
                  12,552   7.00%, 7/15/32                                              13,178
                  60,798   7.50%, 7/15/32                                              63,933
                  84,148   6.00%, 8/15/32                                              86,264
                  13,874   7.00%, 8/15/32                                              14,566
                  55,612   6.50%, 9/15/32                                              58,111
                 150,845   6.00%, 10/20/32                                            154,310
                 272,573   6.00%, 1/15/33                                             279,413
                  68,147   6.00%, 3/15/33                                              69,856
                  75,602   6.00%, 4/15/33                                              77,498
                 214,343   5.00%, 8/15/33                                             211,834
                 195,460   5.00%, 8/15/33                                             193,172
                 490,000   5.15%, 12/16/40                                            485,664
                 305,000   4.93%, 11/16/44                                            301,614
                                                                                -------------
                                                                                    4,625,741
                                                                                -------------
New Valley Generation IV  (0.13%):
                  96,061   4.69%, 1/15/22                                              96,103
                                                                                -------------
Small Business Administration  (7.33%):
                   4,600   9.80%, 7/1/08                                                4,737
                   1,456   10.05%, 8/1/08                                               1,511
                   7,343   10.05%, 4/1/09                                               7,727
                 597,655   4.68%, 9/10/14                                             587,214
                 654,513   4.64%, 2/10/15                                             641,487
                 607,021   5.04%, 3/10/15                                             606,066
                 309,067   4.88%, 11/1/24                                             306,141
                 313,904   4.86%, 1/1/25                                              310,558
                 646,367   5.11%, 4/1/25                                              648,164
                 260,859   4.84%, 5/1/25                                              257,373
                 678,933   4.57%, 6/1/25                                              658,083
                 621,000   4.75%, 7/1/25                                              609,140
                 709,214   4.11%, 7/25/30, (b)                                        706,600
                                                                                -------------
                                                                                    5,344,801
                                                                                -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $25,527,725)                        25,333,791
                                                                                -------------

U.S. TREASURY BONDS  (8.14%):
               1,240,000   6.25%, 8/15/23 (c)                                       1,480,735
                 485,000   5.25%, 11/15/28 (c)                                        528,991
               3,496,000   5.38%, 2/15/31 (c)                                       3,926,990
                                                                                -------------
TOTAL U.S. TREASURY BONDS (COST $5,808,861)                                         5,936,716
                                                                                -------------

U.S. TREASURY INFLATION PROTECTION BONDS  (3.34%):
               1,149,000   1.88%, 7/15/13 (c)                                       1,229,156
               1,149,000   2.00%, 7/15/14 (c)                                       1,207,457
                                                                                -------------
TOTAL U.S. TREASURY INFLATION PROTECTION BONDS (COST $2,462,531)                    2,436,613
                                                                                -------------

U.S. TREASURY NOTES  (1.12%):
                 800,000   4.75%, 5/15/14 (c)                                         819,469
                                                                                -------------
TOTAL U.S. TREASURY NOTES (COST $814,603)                                             819,469
                                                                                -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
INVESTMENT COMPANIES  (0.22%):
                 157,388   Wells Fargo Prime Investment                               157,388
                           Money Market Fund                                    -------------
TOTAL INVESTMENT COMPANIES (COST $157,388)                                            157,388
                                                                                -------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (13.93%):
              10,153,185   Various Securities (see Notes to                        10,153,185
                           Schedules of Investments for                         -------------
                           collateral information)
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $10,153,185)      10,153,185
                                                                                -------------


TOTAL INVESTMENTS (COST $83,062,411) (a)   -   113.23%                             82,554,796
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (13.23)%                               (9,646,344)
                                                                                -------------
NET ASSETS   -   100.00%                                                        $  72,908,452
                                                                                =============

____________
(a) See Note 7 for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2005. The maturity date represents the actual maturity date.
(c)  All or part of this security has been loaned as of December 31, 2005.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures approved by the Board of Directors.

     Abbreviations used are defined below:
     AMBAC - Ambac Assurance Corporation
     FGIC - Financial Guaranty Insurance Company
     MBIA - MBIA Insurance Corporation
     MTN - Medium Term Note
     XLCA - XL Capital Insurance
SEE NOTES TO FINANCIAL STATEMENTS.

TAMARACK PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2005
(Unaudited)


               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                        --------------
COMMERCIAL PAPER  (48.11%):
Asset Backed  (18.79%):
              30,000,000   Amsterdam Funding Corp., 4.29%,                     $   29,967,825
                           1/10/06
              60,000,000   Amsterdam Funding Corp., 4.32%,                         59,827,200
                           1/25/06
              30,000,000   Amsterdam Funding Corp., 4.28%,                         29,885,067
                           2/2/06
              20,000,000   Barton Capital Corp., 3.99%, 1/9/06                     19,982,267
              11,000,000   Barton Capital Corp., 4.07%,                            10,988,780
                           1/10/06
             100,000,000   Barton Capital Corp., 4.08%,                            99,886,805
                           1/11/06
              50,000,000   Edison Asset Securitization, 4.07%,                     49,909,556
                           1/17/06
              47,000,000   Edison Asset Securitization, 4.20%,                     46,879,367
                           1/23/06
              64,000,000   Edison Asset Securitization, 4.19%,                     63,731,840
                           2/6/06
              25,000,000   Edison Asset Securitization, 4.38%,                     24,774,917
                           3/16/06
              50,296,000   Fairway Finance Co. LLC, 4.00%,                         50,245,704
                           1/10/06
              80,000,000   Fairway Finance Co. LLC, 4.32%,                         79,999,811
                           1/18/06, (b)
              15,000,000   Fairway Finance Co. LLC, 4.21%,                         14,959,654
                           1/24/06
              75,228,000   Falcon Asset Securitization Corp.,                      75,152,020
                           4.04%, 1/10/06
              55,000,000   Falcon Asset Securitization Corp.,                      54,884,225
                           4.26%, 1/19/06
              29,283,000   Kitty Hawk Funding Corp., 4.21%,                        29,217,935
                           1/20/06
              40,000,000   Kitty Hawk Funding Corp., 4.40%,                        39,618,667
                           3/20/06, (d)
              20,128,000   Liberty Street Funding, 4.25%,                          20,073,347
                           1/24/06
              60,000,000   Liberty Street Funding, 4.32%,                          59,827,200
                           1/25/06
              50,000,000   Liberty Street Funding, 4.33%,                          49,807,556
                           2/2/06
              35,000,000   Nieuw Amsterdam Receivables                             34,928,075
                           Corp., 4.11%, 1/19/06
              25,282,000   Nieuw Amsterdam Receivables                             25,053,338
                           Corp., 4.40%, 3/16/06
             100,000,000   Park Avenue Industries, 4.19%,                          99,802,139
                           1/18/06
              30,000,000   Park Avenue Industries, 4.30%,                          29,935,500
                           1/19/06
              60,000,000   Preferred Receivables Funding                           59,885,600
                           Corp., 4.29%, 1/17/06
              47,500,000   Ranger Funding Co. LLC, 4.30%,                          47,369,507
                           1/24/06
              80,000,000   Sheffield Funding, 4.18%, 1/13/06                       79,888,533
              53,300,000   Sheffield Funding, 4.29%, 1/26/06                       53,141,210
              39,413,000   Triple A1 Funding, 4.32%, 3/2/06                        39,129,226
              29,000,000   Windmill Funding Corp., 4.30%,                          28,965,361
                           1/11/06

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                        --------------
              20,000,000   Windmill Funding Corp., 4.28%,                          19,957,200
                           1/19/06
              15,000,000   Windmill Funding Corp., 4.28%,                          14,941,150
                           2/3/06
              22,973,000   Yorktown Capital Corp., 4.04%,                          22,931,751
                           1/17/06
              40,000,000   Yorktown Capital Corp., 4.30%,                          39,909,222
                           1/20/06                                             --------------
                                                                                1,505,457,555
                                                                               --------------
Banks - Australian/New Zealand  (2.57%):
              70,000,000   ANZ Delaware, Inc., 4.19%, 2/7/06                       69,698,913
              46,000,000   ANZ Delaware, Inc., 4.25%,                              45,744,764
                           2/17/06
              16,000,000   Westpac Trust Australia, 4.26%,                         15,916,791
                           2/14/06
              75,000,000   Westpac Trust Australia, 4.39%,                         74,268,333
                           3/22/06                                             --------------
                                                                                  205,628,801
                                                                               --------------
Banks - Canada  (2.11%):
              50,000,000   Scotiabank, Inc., 4.23%, 2/10/06                        49,765,000
              50,000,000   Toronto Dominion Bank, 4.38%,                           49,592,882
                           3/9/06
              70,000,000   Toronto Dominion Bank, 4.39%,                           69,334,183
                           3/20/06                                             --------------
                                                                                  168,692,065
                                                                               --------------
Banks - Domestic  (0.50%):
              40,000,000   J.P. Morgan Chase, 4.18%, 2/6/06                        39,832,800
                                                                               --------------
Banks - Foreign  (3.92%):
              30,000,000   Abbey National Treasury, 4.31%,                         29,834,783
                           2/16/06
              30,000,000   Barclays Bank PLC, 4.29%, 2/6/06                        29,871,300
              80,000,000   Dexia Delaware LLC, 4.14%,                              79,733,200
                           1/30/06
              30,000,000   Dexia Delaware LLC, 4.30%, 2/1/06                       29,888,917
              50,000,000   Northern Rock PLC, 4.05%,                               49,932,500
                           1/13/06
              95,000,000   Swedbank, Inc., 4.35%, 2/28/06                          94,334,208
                                                                               --------------
                                                                                  313,594,908
                                                                               --------------
Finance - Automotive  (1.18%):
              60,000,000   Toyota Motor Credit Corp., 4.30%,                       59,677,500
                           2/15/06
              35,000,000   Toyota Motor Credit Corp., 4.36%,                       34,694,800
                           3/14/06                                             --------------
                                                                                   94,372,300
                                                                               --------------
Finance - Diversified Domestic  (3.18%):
              54,000,000   Citigroup, Inc., 4.28%, 2/3/06                          53,788,140
              62,000,000   General Electric Capital Corp.,                         61,711,855
                           4.29%, 2/9/06
              20,000,000   General Electric Capital Corp.,                         19,892,500
                           4.30%, 2/15/06
              60,000,000   HSBC Finance Corp., 4.26%,                              59,637,900
                           2/21/06
              60,000,000   Marshall & Ilsley Corp., 4.39%,                         59,458,567
                           3/16/06                                             --------------
                                                                                  254,488,962
                                                                               --------------
Finance - Diversified Foreign  (9.87%):
              68,000,000   BNP Paribas, 4.26%, 2/21/06                             67,589,427
              50,000,000   HBOS Treasury Services, 4.39%,                          49,548,806
                           3/16/06
              40,000,000   ING Funding LLC, 4.05%, 1/17/06                         39,928,000
              26,600,000   ING Funding LLC, 4.19%, 1/18/06                         26,547,369
              70,000,000   ING Funding LLC, 4.13%, 1/26/06                         69,799,236
              25,000,000   ING Funding LLC, 4.26%, 2/1/06                          24,908,292
              88,500,000   Nationwide Building Society, 4.14%,                     88,306,627
                           1/20/06

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                        --------------
              50,000,000   Nationwide Building Society, 4.12%,                     49,862,667
                           1/25/06
              70,000,000   Northern Rock PLC, 4.13%,                               69,791,206
                           1/27/06
              50,000,000   Northern Rock PLC, 4.31%,                               49,727,833
                           2/16/06
              56,000,000   Societe Generale N.A., 4.30%,                           55,986,622
                           1/3/06
              50,000,000   Societe Generale N.A., 4.29%,                           49,815,292
                           2/1/06
              50,000,000   Svenska Handelsbanken, Inc.,                            49,661,563
                           4.28%, 2/27/06
             100,000,000   Westpac Trust Australia, 4.37%,                         99,210,971
                           3/7/06                                              --------------
                                                                                  790,683,911
                                                                               --------------
Government - Domestic  (0.29%):
              24,000,000   Private Export Funding, 4.47%,                          23,597,700
                           5/16/06                                             --------------
Insurance  (0.87%):
              70,000,000   Prudential Funding Corp., 4.24%,                        69,760,911
                           1/30/06                                             --------------
Manufacturing  (2.09%):
              84,500,000   PACCAR Financial Corp., 4.00%,                          84,396,584
                           1/12/06
              83,080,000   PACCAR Financial Corp., 4.22%,                          82,661,231
                           2/13/06                                             --------------
                                                                                  167,057,815
                                                                               --------------
Pharmaceuticals  (1.06%):
              50,000,000   Sanofi-Aventis, 4.20%, 1/18/06                          49,900,833
              35,000,000   Sanofi-Aventis, 4.33%, 2/15/06                          34,810,563
                                                                               --------------
                                                                                   84,711,396
                                                                               --------------
Transportation  (1.68%):
             100,000,000   Network Rail Finance PLC, 4.05%,                        99,943,750
                           1/6/06
              35,000,000   Network Rail Finance PLC, 4.23%,                        34,843,725
                           2/8/06                                              --------------
                                                                                  134,787,475
                                                                               --------------
TOTAL COMMERCIAL PAPER (COST $3,852,666,599)                                    3,852,666,599
                                                                               --------------
CERTIFICATES OF DEPOSIT  (29.78%):
Asset Backed  (0.87%):
              70,000,000   Variable Funding Corp., 4.27%,                          70,000,000
                           6/5/06, (b)                                         --------------
Banks - Australian/New Zealand  (0.31%):
              25,000,000   Australia and New Zealand Banking                       25,000,000
                           Group, 4.35%, 6/23/06, (b)                          --------------
Banks - Canada  (0.31%):
              25,000,000   Canadian Imperial Bank, 4.00%,                          24,998,135
                           4/4/06, (b)                                         --------------
Banks - Domestic  (19.69%):
              50,000,000   Bank of New York, 4.33%, 10/10/06,                      50,000,000
                            (b)
              50,000,000   Bank of the West, 4.33%, 2/7/06                         50,000,000
              50,000,000   Bank of the West, 4.33%, 2/7/06                         50,000,000
              40,000,000   Bank of the West, 4.44%, 3/22/06                        40,000,000
              65,000,000   Branch Banking & Trust, 4.37%,                          64,995,933
                           3/15/06, (b)
              60,000,000   Citibank, NA, 4.15%, 1/25/06                            60,000,396
              67,000,000   Citibank, NA, 4.28%, 2/14/06                            66,999,855
              30,000,000   First Tennessee Bank, 4.28%,                            30,000,000
                           2/13/06
              70,000,000   First Tennessee Bank, 4.31%,                            70,000,000
                           2/22/06

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                        --------------
             100,000,000   First Tennessee Bank, 4.44%,                           100,000,000
                           3/15/06
              50,000,000   Harris Trust & Savings Bank, 4.33%,                     50,000,000
                            2/8/06
              50,000,000   HSBC Bank USA, 4.25%, 2/9/06                            50,000,000
              40,000,000   HSBC Bank USA, 4.26%, 2/9/06                            40,000,000
              45,000,000   HSBC Bank USA, 4.27%, 2/10/06                           45,000,247
              50,000,000   Marshall & Ilsley, 4.44%, 9/25/06,                      49,985,435
                           (b)
              50,000,000   Mercantile Safe Deposit and Trust                       50,000,000
                           Co., 4.33%, 7/12/06, (b)
              65,000,000   National City Bank, 4.29%, 9/1/06,                      65,021,507
                           (b)
             100,000,000   National City Bank, 4.41%, 9/1/06,                     100,018,448
                           (b)
              70,000,000   Suntrust Bank, 4.14%, 1/24/06                           70,000,000
              23,900,000   Suntrust Bank, 4.17%, 2/17/06                           23,900,000
              50,000,000   Suntrust Bank, 4.29%, 2/17/06                           50,000,000
              50,000,000   US Bank, NA, 4.23%, 7/28/06, (b)                        50,009,858
              50,000,000   Washington Mutual Bank, 4.25%,                          50,000,000
                           1/27/06
             100,000,000   Washington Mutual Bank, 4.21%,                         100,000,000
                           1/31/06
              25,000,000   Wells Fargo Bank, 4.57%, 6/12/06,                       25,014,871
                           (b)
              50,000,000   Wells Fargo Bank, 4.36%, 9/15/06,                       50,000,000
                           (b)
              75,000,000   World Savings Bank, 4.21%, 2/3/06                       74,999,320
              50,000,000   World Savings Bank, 4.40%, 3/1/06                       49,999,189
                                                                               --------------
                                                                                1,575,945,059
                                                                               --------------
Banks - Foreign  (8.60%):
              50,000,000   Barclays Bank PLC, 4.25%, 2/8/06                        50,000,261
              80,000,000   Barclays Bank PLC, 4.31%, 4/18/06,                      79,994,765
                           (b)
              88,850,000   BNP Paribas, 4.01%, (LOC: BNP                           88,819,919
                           Paribas) 2/28/06
              35,000,000   Calyon Bank, 4.26%, 2/1/06                              35,000,089
              35,000,000   Calyon Bank, 4.25%, 2/14/06                             35,000,000
              34,000,000   Calyon Bank, 4.36%, 2/21/06                             34,000,000
              10,000,000   Calyon Bank, 4.30%, 4/26/06                              9,996,032
              70,000,000   CS First Boston, 4.07%, 1/12/06                         70,000,000
              48,000,000   Deutsche Bank, 4.25%, 2/16/06                           47,991,045
              50,000,000   Dexia Bank, 4.35%, 2/7/06                               50,000,510
              50,000,000   Lloyds TSB Bank PLC, 4.03%,                             50,000,000
                           1/9/06
              45,000,000   Royal Bank of Scotland, 4.28%,                          44,998,518
                           1/31/06
              33,000,000   Svenksa Handelsbanken, 4.34%,                           33,000,000
                           2/13/06
              60,000,000   UBS Finance, 4.21%, 1/23/06                             60,000,182
                                                                               --------------
                                                                                  688,801,321
                                                                               --------------
TOTAL CERTIFICATES OF DEPOSIT (COST $2,384,744,515)                             2,384,744,515
                                                                               --------------

CORPORATE BONDS  (21.18%):
Banks - Foreign  (1.55%):
              24,500,000   Royal Bank of Scotland, 4.23%,                          24,497,705
                           4/5/06, (b)
             100,000,000   Royal Bank of Scotland, 4.34%,                         100,000,000
                           5/16/06, (b)                                        --------------
                                                                                  124,497,705
                                                                               --------------
Finance - Automotive  (2.43%):
              50,000,000   American Honda Finance Corp.,                           50,001,471
                           4.21%, 1/9/06, (b)
              20,000,000   American Honda Finance Corp.,                           19,947,399
                           2.88%, 4/3/06
              40,000,000   American Honda Finance Corp.,                           40,000,000
                           4.46%, 6/22/06, (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                        --------------
              25,000,000   American Honda Finance Corp.,                           25,000,000
                           4.26%, 8/8/06, (b)
              60,000,000   American Honda Finance Corp.,                           60,023,089
                           4.36%, (American Honda Finance)                     --------------
                           8/11/06, (b)
                                                                                  194,971,959
                                                                               --------------
Finance - Diversified Domestic  (6.18%):
               5,000,000   Bank of America Corp., 6.95%,                            5,030,041
                           3/20/06
              26,837,000   Bank One Corp., 6.50%, 2/1/06 (c)                       26,899,654
              40,000,000   Goldman Sachs Group, 4.57%,                             40,012,941
                           2/21/06, (b)
              40,425,000   Goldman Sachs Group, 4.35%,                             40,449,817
                           4/20/06, (b)
             100,000,000   Goldman Sachs Group, 4.33%,                            100,034,606
                           8/1/06, (b)
              27,000,000   Merrill Lynch & Co., 4.58%, 1/13/06,                    27,003,886
                           (b)
              30,500,000   Merrill Lynch & Co., 4.76%, 3/7/06,                     30,518,625
                           (b)
             100,000,000   Merrill Lynch & Co., 4.45%, 5/25/06,                   100,035,129
                           (b)
              20,000,000   Merrill Lynch & Co., 4.15%, 6/30/06,                    20,012,624
                           (b)
              43,985,000   Morgan Stanley, 4.80%, 3/27/06,                         44,013,352
                           (b)
              60,212,000   Morgan Stanley, 6.10%, 4/15/06                          60,514,718
                                                                               --------------
                                                                                  494,525,393
                                                                               --------------
Finance - Diversified Foreign  (1.97%):
             100,000,000   HBOS Treasury Services, 4.40%,                         100,028,736
                           8/28/06, (b)
              57,950,000   Nationwide Building Society, 3.95%,                     58,030,443
                           12/11/06, (b)(d)                                    --------------
                                                                                  158,059,179
                                                                               --------------
Household Products  (0.94%):
              75,000,000   Procter & Gamble Co., 4.45%,                            74,998,531
                           10/10/06, (b)                                       --------------
Information Technology  (1.00%):
              80,000,000   IBM Corp., 4.33%, 10/6/06, (b)                          80,000,000
                                                                               --------------
Insurance  (5.42%):
              24,000,000   John Hancock Global Funding II,                         24,030,593
                           4.57%, 7/17/06, (b)
               5,000,000   John Hancock Global Funding II,                          5,004,952
                           4.48%, 8/14/06, (b)
              10,000,000   Met Life Global Funding I, 4.55%,                       10,010,511
                           8/28/06, (b)
             110,000,000   Monument Global Funding II, 4.49%,                     110,020,797
                           9/14/06, (b) (d)
              80,000,000   Monument Global Funding II, 4.53%,                      80,018,455
                           12/27/06, (b)(d)
              30,000,000   Principal Life, Inc. Fund, 4.47%,                       30,039,532
                           11/13/06, (b)
              75,000,000   Principal Life, Inc. Funding, 4.11%,                    74,993,767
                           7/14/06, (b)
             100,000,000   Principal Life, Inc. Global, 3.76%,                     99,996,737
                           11/13/06, (b)                                       --------------
                                                                                  434,115,344
                                                                               --------------
Manufacturing  (0.94%):
              75,000,000   BMW US Capital LLC, 4.15%,                              75,106,782
                           6/7/06                                              --------------
Pharmaceuticals  (0.75%):
              10,000,000   Abbott Laboratories, 5.63%, 7/1/06                      10,043,011
              50,000,000   Eli Lilly Services, Inc., 4.26%,                        50,000,000
                           9/1/06, (b)                                         --------------
                                                                                   60,043,011
                                                                               --------------
TOTAL CORPORATE BONDS (COST $1,696,317,904)                                     1,696,317,904
                                                                               --------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                        --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.44%):
Federal Home Loan Bank (0.44%):
              35,000,000   4.36%, 6/12/06, (b) (c)                                 34,993,820
                                                                               --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $34,993,820)                        34,993,820
                                                                               --------------

MUNICIPAL BONDS  (0.28%):
Virginia  (0.28%):
              22,700,000   Arlington County Industrial                             22,700,000
                           Development Revenue, 4.45%,                         --------------
                           8/1/31, (LOC Bank of America) (b)
TOTAL MUNICIPAL BONDS (COST $22,700,000)                                           22,700,000
                                                                               --------------

REPURCHASE AGREEMENT  (0.62%):
              50,000,000   Morgan Stanley Money Market                             50,000,000
                           Repurchase Agreement dated 1/3/06                   --------------
                           at 4.22% with a maturity value of
                           $100,046,889 (fully collateralized by
                           Federal Home Loan Mortgage Co.)
TOTAL REPURCHASE AGREEMENT (COST $50,000,000)                                      50,000,000
                                                                               --------------
INVESTMENT COMPANIES  (0.05%):
               3,765,365   Wells Fargo Prime Investment                             3,765,365
                           Money Market Fund, Investor Class                   --------------
TOTAL INVESTMENT COMPANIES (COST $3,765,365)                                        3,765,365
                                                                               --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (0.45%):
              36,413,579   Morgan Stanley Money Market Repurchase Agreement,       36,413,579
                           3.00%, 1/3/2006                                     --------------

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $36,413,579)      36,413,579
                                                                               --------------


TOTAL INVESTMENTS (COST $8,081,601,782) (a)   -   100.91%                       8,081,601,782
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.91)%                               (72,681,810)
                                                                               --------------
NET ASSETS   -   100.00%                                                       $8,008,919,972
                                                                               ==============

____________
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2005. The maturity date represents the actual maturity date.
(c)  All or part of this security has been loaned as of December 31, 2005.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures approved by the Board of Directors.
     Abbreviations used are defined below:
     LOC - Letter of Credit
SEE NOTES TO FINANCIAL STATEMENTS.

TAMARACK U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2005
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (81.18%):
Federal Home Loan Bank (27.88%):
              33,000,000   4.18%, 1/13/06                                       $  32,956,330
              35,000,000   4.15%, 1/27/06                                          34,897,499
               7,000,000   4.08%, 2/3/06                                            6,973,794
              33,000,000   4.22%, 2/10/06                                          32,845,267
              10,900,000   2.00%, 2/13/06                                          10,869,283
              40,000,000   4.20%, 2/24/06                                          39,747,999
               1,500,000   3.30%, 2/28/06                                           1,498,502
               4,700,000   5.13%, 3/6/06                                            4,705,905
              14,000,000   2.25%, 3/28/06                                          13,952,927
              35,000,000   4.36%, 6/12/06, (b)                                     34,993,820
               5,000,000   4.36%, 6/13/06, (b)                                      4,999,130
              10,000,000   3.25%, 7/21/06                                           9,970,754
                                                                                -------------
                                                                                  228,411,210
                                                                                -------------
Federal Home Loan Mortgage Corporation  (22.51%):
              20,000,000   4.01%, 1/24/06                                          19,947,892
              25,000,000   4.19%, 1/30/06                                          24,915,819
              35,000,000   4.10%, 2/7/06                                           34,852,514
              11,658,000   2.15%, 2/10/06                                          11,629,915
              60,398,000   4.15%, 2/14/06                                          60,093,751
               5,000,000   2.25%, 2/17/06                                           4,986,236
              20,000,000   4.25%, 2/21/06                                          19,879,583
               8,200,000   4.18%, 2/28/06                                           8,144,751
                                                                                -------------
                                                                                  184,450,461
                                                                                -------------
Federal National Mortgage Association  (30.79%):
              32,000,000   4.20%, 1/4/06                                           31,989,520
              52,000,000   4.18%, 1/11/06                                          51,943,121
              21,000,000   4.20%, 1/25/06                                          20,943,400
              29,583,000   5.50%, 2/15/06                                          29,651,220
               3,600,000   4.14%, 2/22/06                                           3,578,472
              20,000,000   4.25%, 3/8/06                                           19,842,700
              35,000,000   4.32%, 3/15/06                                          34,693,755
               3,620,000   4.27%, 5/22/06, (b)                                      3,619,238
                 997,000   1.75%, 6/16/06                                             984,330
              25,000,000   4.21%, 9/7/06, (b)                                      24,998,518
              30,000,000   4.33%, 9/7/06, (b)                                      29,995,758
                                                                                -------------
                                                                                  252,240,032
                                                                                -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $665,101,703)                      665,101,703
                                                                                -------------

REPURCHASE AGREEMENT  (12.20%):
             100,000,000   Morgan Stanley Money Market                            100,000,000
                           Repurchase Agreement dated 1/3/06                    -------------
                           at 4.22% with a maturity value of
                           $100,046,889 (fully collateralized by
                           Federal Home Loan Mortgage Co.)
TOTAL REPURCHASE AGREEMENT (COST $100,000,000)                                    100,000,000
                                                                                -------------

COMMERCIAL PAPER  (6.09%):
Government - Domestic  (6.09%):
              30,400,000   Private Export Funding, 4.15%,                          30,266,831
                           2/8/06
              20,000,000   Private Export Funding, 4.47%,                          19,664,750
                           5/16/06                                              -------------
TOTAL COMMERCIAL PAPER (COST $49,931,581)                                          49,931,581
                                                                                -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
INVESTMENT COMPANIES  (1.49%):
              12,210,347   Wells Fargo Government                                  12,210,347
                           Institutional Money Market Fund                      -------------
TOTAL INVESTMENT COMPANIES (COST $12,210,347)                                      12,210,347
                                                                                -------------


TOTAL INVESTMENTS (COST $827,243,631) (a)   -   100.96%                           827,243,631
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.96)%                                (7,891,239)
                                                                                -------------
NET ASSETS   -   100.00%                                                        $ 819,352,392
                                                                                =============

____________
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2005. The maturity date represents the actual maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

TAMARACK TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2005
(Unaudited)


               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
MUNICIPAL BONDS  (86.78%):
Alabama  (0.95%):
               2,200,000   City of Birmingham, 3.56%, 10/1/15,                  $   2,200,000
                           (AMBAC Insured) (b)
               3,265,000   Mobile Industrial Development Board                      3,265,000
                           Dock & Wharf Revenue, 3.50%,
                           6/1/32, (LOC Wachovia Bank) (b)
               2,690,000   University of Alabama Revenue,                           2,690,000
                           3.45%, 9/1/31, (AMBAC Insured) (b)                   -------------
                                                                                    8,155,000
                                                                                -------------
Arizona  (2.28%):
              11,600,000   Apache County IDR, 3.55%,                               11,600,000
                           12/15/18, (LOC Credit Suisse First
                           Boston) (b)
               1,310,000   Glendale IDR, 3.53%, 12/1/14, (LOC                       1,310,000
                           Wells Fargo Bank) (b)
               3,000,000   Phoenix IDA, 3.40%, 10/1/29,                             3,000,000
                           (FHLMC Insured) (b)
               3,600,000   Phoenix IDA, 3.75%, 1/1/31, (LOC                         3,600,000
                           Wells Fargo) (b)                                     -------------
                                                                                   19,510,000
                                                                                -------------
California  (2.94%):
                 700,000   Pittsburg Redevelopment Agency                             700,000
                           Tax Allocation (Los Medanos
                           Community), 3.75%, 9/1/35, (LOC
                           AMBAC) (b)
               3,300,000   San Francisco City & County                              3,300,000
                           Redevelopment Agency Revenue
                           (Community Facilities District Number
                           4), 3.45%, 8/1/32, (LOC Bank of
                           America) (b)
               3,150,000   San Jose Redevelopment Agency                            3,150,000
                           Revenue (Merged Area
                           Redevelopment Project), 3.43%,
                           7/1/26, (LOC Morgan Guaranty Trust)
                           (b)
              18,000,000   Statewide Communities                                   18,000,000
                           Development Authority Revenue                        -------------
                           (Museum of Art Project), 3.43%,
                           12/1/34, (LOC Exxon Mobile) (b)
                                                                                   25,150,000
                                                                                -------------
Colorado  (4.16%):
               3,400,000   Adams County IDR, 3.50%, 11/1/08,                        3,400,000
                           (LOC Citigroup) (b)
               1,305,000   Boulder County Revenue (Mental                           1,305,000
                           Health Center), 3.53%, 2/15/25, (LOC
                           Wells Fargo Bank) (b)
               1,260,000   Colorado Springs Revenue (Pikes                          1,260,000
                           Peak Mental Health), 3.53%, 3/15/23,
                           (LOC Wells Fargo Bank) (b)
               1,940,000   Crystal Valley Metropolitan District,                    1,940,000
                           3.53%, 10/1/34, (LOC Wells Fargo
                           Bank) (b)
               3,900,000   Douglas County MFHR (Autumn                              3,900,000
                           Chase), 3.54%, 12/1/29, (LOC Freddie
                           Mac) (b)
               2,400,000   Educational & Cultural Facilities                        2,400,000
                           Authority Revenue (Shambhala
                           Mountain Center Project), 3.53%,
                           6/1/30, (LOC Wells Fargo) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
                 920,000   Jefferson County Revenue, 3.53%,                           920,000
                           6/1/10, (LOC Wells Fargo Bank) (b)
               2,050,000   Moffat County PCR, 3.75%, 5/1/13,                        2,050,000
                           (AMBAC Insured) (b)
               2,310,000   NBC Metropolitan District, 3.61%,                        2,310,000
                           12/1/30, (LOC U.S. Bank) (b)
               7,600,000   Pinery West Metropolitan District,                       7,600,000
                           3.25%, 11/1/32, (LOC U.S. Bank) (b)
               3,725,000   State Educational & Cultural                             3,725,000
                           Facilities Authority (Denver Art
                           Museum Project), 3.53%, 1/1/34,
                           (LOC Wells Fargo Bank) (b)
                 285,000   State Educational & Cultural                               285,000
                           Facilities Authority (Regis Jesuit High
                           School), 3.53%, 12/1/33, (LOC Wells
                           Fargo Bank) (b)
               1,250,000   State Health Facilities Authority                        1,250,000
                           Revenue (Arapahoe House Project),
                           3.58%, 4/1/24, (LOC Wells Fargo)
                           (b)
                 630,000   State Health Facilities Authority                          630,000
                           Revenue (The Visiting Nurse Corp.),
                           3.77%, 7/1/22, (LOC Wells Fargo
                           Bank) (b)
               2,600,000   University of Colorado Hospital                          2,600,000
                           Authority Revenue, Series B, 3.50%,                  -------------
                           11/15/35, (LOC Wells Fargo Bank)
                           (b)
                                                                                   35,575,000
                                                                                -------------
District of Columbia  (0.99%):
               4,040,000   District Revenue Pooled Loan,                            4,040,000
                           3.55%, 1/1/29, (LOC Bank of
                           America) (b)
               4,400,000   Series D GO, 3.55%, 6/1/31, (MBIA                        4,400,000
                           Insured) (b)                                         -------------
                                                                                    8,440,000
                                                                                -------------
Florida  (3.03%):
               6,100,000   Collier County Health Facilities                         6,100,000
                           Authority (The Moorings , Inc.),
                           3.40%, 12/1/24, (LOC Wachovia
                           Bank) (b)
               3,590,000   Dade County Water & Sewer                                3,590,000
                           Systems Revenue, 3.38%, 10/5/22,
                           (FGIC Insured) (b)
               3,765,000   Jacksonville Health Facilities                           3,765,000
                           Authority Hospital Revenue, 3.39%,
                           8/15/19, (MBIA Insured) (b)
               3,500,000   Palm Beach County Housing                                3,500,000
                           Finance Authority, 3.40%, 11/1/07,
                           (LOC Credit Suisse First Boston) (b)
               4,000,000   St. Johns County Housing Finance                         4,000,000
                           Authority, 3.59%, 2/15/28, (FNMA
                           Insured) (b)
               5,000,000   West Orange Health District                              5,000,000
                           Revenue, 3.40%, 2/1/22, (LOC                         -------------
                           Suntrust Bank) (b)
                                                                                   25,955,000
                                                                                -------------
Georgia  (5.81%):
               3,400,000   Athens Clark County University                           3,400,000
                           Government Development Authority
                           Revenue, 3.74%, 7/1/35, (LOC Bank
                           of America) (b)
               5,800,000   Clayton County MFHR (BS                                  5,800,000
                           Partners), 3.54%, 9/1/26, (FNMA
                           Insured) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
               1,000,000   DeKalb County Development                                1,000,000
                           Authority Revenue, 3.52%, 6/1/20,
                           (LOC Wachovia Bank) (b)
               6,475,000   DeKalb County Housing Authority                          6,475,000
                           Revenue, 3.55%, 1/1/34, (FHLMC
                           Insured) (b)
               1,500,000   DeKalb Private Hospital Authority                        1,500,000
                           (Children's Health Care Project),
                           3.50%, 12/1/17, (LOC Suntrust Bank)
                           (b)
               2,000,000   DeKalb Private Hospital Authority                        2,000,000
                           (Children's Health Care Project),
                           3.50%, 12/1/28, (LOC Suntrust Bank)
                           (b)
               2,100,000   DeKalb Private Hospital Authority                        2,100,000
                           (Egleston Children's Hospital), 3.50%,
                           3/1/24, (LOC Suntrust Bank) (b)
               6,000,000   Downtown Savannah Authority                              6,000,000
                           Revenue, 3.50%, 10/1/07, (LOC
                           Wachovia Bank) (b)
               2,805,000   Hall County Gainesville Hospital                         2,805,000
                           Authority Revenue (Northeast
                           Health), 3.48%, 5/15/29, (LOC MBIA)
                           (b)
               5,300,000   Marietta MFHR, 3.54%, 5/15/07,                           5,300,000
                           (FNMA Collateralized) (b)
               9,325,000   Marietta MFHR, 3.59%, 7/1/24,                            9,325,000
                           (FNMA Collateralized) (b)
               4,000,000   State Municipal Electric Authority,                      4,000,000
                           3.33%, 1/1/16, (FSA Insured) (b)                     -------------
                                                                                   49,705,000
                                                                                -------------
Idaho  (2.57%):
              15,000,000   Idaho Tax Anticipation Notes, 4.00%,                    15,097,986
                           6/30/06, (LOC U.S. Bank)
               6,920,000   State University Foundation, Inc.                        6,920,000
                           Revenue, 3.53%, 5/1/21, (LOC Wells                   -------------
                           Fargo Bank) (b)
                                                                                   22,017,986
                                                                                -------------
Illinois  (6.16%):
               4,700,000   Galesburg Revenue (Knox College),                        4,700,000
                           3.56%, 3/1/31, (LOC LaSalle Bank)
                           (b)
               4,575,000   Health Facilities Authority Revenue,                     4,575,000
                           3.55%, 1/1/16, (LOC J.P. Morgan
                           Chase) (b)
               7,410,000   Jackson Union Counties, 3.52%,                           7,410,000
                           4/1/24, (LOC Wachovia Bank) (b)
               4,000,000   State Development Finance                                4,000,000
                           Authority PCR, 3.58%, 9/1/08, (LOC
                           JP Morgan Chase Bank) (b)
               1,100,000   State Development Finance                                1,100,000
                           Authority PCR, 3.78%, 11/1/12,
                           (Obligor BP Amoco) (b)
               9,645,000   State Development Finance                                9,645,000
                           Authority Revenue, 3.51%, 1/1/18,
                           (FSA Insured) (b)
               6,800,000   State Development Finance                                6,800,000
                           Authority Revenue (Provena Health),
                           Series C, 3.48%, 5/1/28, (MBIA
                           Insured) (b)
               3,460,000   State Health Facilities Authority                        3,460,000
                           Revenue (Loyola University Health
                           System), 3.48%, 7/1/24, (MBIA
                           Insured) (b)
              11,100,000   State Toll Highway Authority                            11,100,000
                           Revenue, 3.48%, 1/1/10, (MBIA                        -------------
                           Insured) (b)
                                                                                   52,790,000
                                                                                -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
Indiana  (2.01%):
               3,700,000   Indianapolis Public Improvement                          3,700,000
                           Revenue, 3.48%, 2/1/20, (MBIA
                           Insured) (b)
               2,030,000   State Health Facilities Finance                          2,030,000
                           Authority Revenue (Anthony Wayne
                           Rehabilitation Center), 3.53%, 2/1/31,
                           (LOC Wells Fargo Bank) (b)
                 200,000   State Health Facilities Finance                            200,000
                           Authority Revenue (Capital Access
                           Designated Pool), 3.58%, 1/1/12,
                           (LOC Comerica Bank) (b)
                 250,000   State Health Facilities Finance                            250,000
                           Authority Revenue (Deaconess
                           Hospital), 3.50%, 1/1/22, (LOC Fifth
                           Third Bank) (b)
               4,530,000   State Hospital Equipment Financing                       4,530,000
                           Authority Revenue, 3.58%, 12/1/15,
                           (MBIA Insured) (b)
               6,470,000   Vincennes University Revenue,                            6,470,000
                           3.58%, 10/1/22, (LOC Bank One                        -------------
                           Indiana) (b)
                                                                                   17,180,000
                                                                                -------------
Iowa  (5.60%):
               3,045,000   State Finance Authority Revenue                          3,045,000
                           (Mississippi Valley Regional Blood
                           Center), 3.53%, 2/1/23, (LOC Wells
                           Fargo Bank) (b)
               1,615,000   State Finance Authority Revenue                          1,615,000
                           (Putnam Museum of History), 3.53%,
                           5/1/12, (LOC Wells Fargo Bank) (b)
               2,485,000   State Finance Authority Revenue                          2,485,000
                           (YMCA & Rehabilitation Center),
                           3.60%, 4/1/25, (LOC Bank of
                           America) (b)
               5,200,000   State Higher Education Authority                         5,200,000
                           Revenue (Cornell College), 3.53%,
                           11/1/16, (LOC Wells Fargo Bank) (b)
                 915,000   State Higher Education Authority                           915,000
                           Revenue (Loras College), 3.75%,
                           11/1/30, (LOC LaSalle Bank) (b)
               8,090,000   State Higher Education Authority                         8,090,000
                           Revenue (Palmer Chiropractic),
                           3.50%, 4/1/27, (LOC LaSalle Bank)
                           (b)
               1,000,000   State Higher Education Loan                              1,000,000
                           Authority Revenue (Private Colleges),
                            3.75%, 11/1/32, (LOC LaSalle Bank)
                           (b)
               6,000,000   State School Cash Anticipation                           6,005,096
                           Program, 3.50%, 1/27/06, (FSA
                           Insured)
              14,000,000   State School Cash Anticipation                          14,091,077
                           Program, 4.00%, 6/28/06, (FSA
                           Insured)
               2,150,000   Webster County Educational                               2,150,000
                           Facilities Revenue, 3.53%, 7/1/20,
                           (LOC Wells Fargo Bank) (b)
               3,340,000   Woodbury County (Siouxland                               3,340,000
                           Regional Cancer Center), 3.53%,                      -------------
                           12/1/14, (LOC  Wells Fargo Bank)
                           (b)
                                                                                   47,936,173
                                                                                -------------
Kansas  (1.72%):
               1,000,000   Olathe Health Facilities Revenue                         1,000,000
                           (Olathe Medical Center), 3.75%,
                           9/1/32, (AMBAC Insured) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
              13,690,000   State Development Finance                               13,690,000
                           Authority Revenue (Village Shalom                    -------------
                           Obligated Group), 3.75%, 11/15/28,
                           (LOC LaSalle Bank) (b)
                                                                                   14,690,000
                                                                                -------------
Kentucky  (0.56%):
               4,830,000   Louisville & Jefferson County Sewer                      4,830,000
                           and Drain Systems Revenue, 3.48%,                    -------------
                           5/15/23, (FSA Insured) (b)
Louisiana  (1.19%):
               3,300,000   East Baton Rouge Parish, Pollution                       3,300,000
                           Control Revenue (Exxon Project),
                           3.73%, 3/1/22, (LOC Exxon Mobil)
                           (2)
               2,800,000   Lake Charles Harbor & Revenue                            2,800,000
                           (Conoco Inc.), 3.57%, 9/1/29, (LOC
                           JP Morgan Chase Bank) (b)
               4,105,000   State Offshore Terminal Authority                        4,105,000
                           Deepwater Port Revenue (Loop LLC                     -------------
                           Project), 3.55%, 10/1/19, (LOC JP
                           Morgan Chase Bank) (b)
                                                                                   10,205,000
                                                                                -------------
Maine  (0.40%):
               3,385,000   State Health & Higher Education                          3,385,000
                           (Bowdoin College), 3.45%, 7/1/25,                    -------------
                           (LOC State Street Bank) (b)
Maryland  (1.88%):
              13,050,000   Montgomery County Housing                               13,050,000
                           Opportunities MFHR (Oakwood
                           Apartments), 3.59%, 11/1/07, (LOC
                           Freddie Mac) (b)
               3,000,000   State Health & Higher Educational                        3,000,000
                           Facilities, 3.50%, 4/1/35, (LOC U.S.                 -------------
                           Bank) (b)
                                                                                   16,050,000
                                                                                -------------
Massachusetts  (2.47%):
                 600,000   State Health & Educational Facilities                      600,000
                           Authority Revenue (Capital Assets
                           Program), 3.48%, 1/1/19, (MBIA
                           Insured) (b)
               3,535,000   State Health & Educational Facilities                    3,535,000
                           Authority Revenue (Capital Assets
                           Program), 3.52%, 1/1/21, (LOC Bank
                           of America) (b)
               3,500,000   State Health & Educational Facilities                    3,500,000
                           Authority Revenue (Capital Assets
                           Program), 3.45%, 12/1/29, (LOC State
                           Street B&T) (b)
              10,900,000   State Health & Educational Facilities                   10,900,000
                           Authority Revenue (Capital Assets
                           Program), 3.47%, 7/1/31, (LOC Fleet
                           National Bank) (b)
               2,600,000   State Water Resource Authority,                          2,600,000
                           3.54%, 11/1/26, (FGIC Insured) (b)                   -------------
                                                                                   21,135,000
                                                                                -------------
Michigan  (2.25%):
               1,800,000   City of Detroit Sewer Disposal                           1,800,000
                           Revenue, 3.40%, 7/1/29, (MBIA
                           Insured) (b)
               2,695,000   Eastern Michigan University, 3.75%,                      2,695,000
                           6/1/27, (FGIC Insured) (b)
               1,645,000   Northern Michigan University                             1,645,000
                           Revenues Bonds, 3.75%, 6/1/31,
                           (FGIC Insured) (b)
               1,485,000   State Housing Development                                1,485,000
                           Authority (Rental Housing), 3.51%,
                           4/1/24, (MBIA Insured) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
               3,015,000   State Strategic Fund (Clark                              3,015,000
                           Retirement), 3.53%, 6/1/31, (LOC
                           Fifth Third Bank) (b)
               8,635,000   University of Michigan Revenue,                          8,635,000
                           3.50%, 4/1/32, (b)                                   -------------
                                                                                   19,275,000
                                                                                -------------
Minnesota  (5.87%):
               2,400,000   Brown County Revenue (Martin                             2,400,000
                           Luther College), 3.48%, 9/1/24, (LOC
                           Wells Fargo) (b)
               2,170,000   City of Maple Grove MFHR, 3.48%,                         2,170,000
                           11/1/31, (LOC Wells Fargo Bank) (b)
                 555,000   City of Minneapolis MFHR, 3.48%,                           555,000
                           12/1/27, (LOC Wells Fargo Bank) (b)
               6,455,000   Inver Grove Heights Senior Housing                       6,455,000
                           Revenue, 3.55%, 5/15/35, (FNMA
                           Insured) (b)
               1,500,000   Mendota Heights Housing Mortgage                         1,500,000
                           Revenue, 3.48%, 11/1/31, (LOC Wells
                           Fargo Bank) (b)
               6,525,000   Midwest Consortium of Minneapolis                        6,525,000
                           Municipal Utilities Revenue, 3.53%,
                           1/1/25, (LOC U.S. Bank) (b)
               4,000,000   Midwest Consortium of Minneapolis                        4,000,000
                           Municipal Utilities Revenue, 3.53%,
                           10/1/35, (LOC U.S. Bank) (b)
               9,010,000   Minneapolis Housing Development                          9,010,000
                           Revenue (Orchestra Hall Associates),
                           3.54%, 12/1/14, (FHLMC Insured) (b)
                 895,000   Minneapolis Revenue (Catholic                              895,000
                           Charities Projects), 3.55%, 11/1/16,
                           (LOC Wells Fargo Bank) (b)
               4,000,000   Oak Park Heights MFHR (Boutwells                         4,000,000
                           Landing), 3.55%, 11/1/35, (LOC
                           Freddie Mac) (b)
               2,340,000   St. Paul Housing & Redevelopment                         2,340,000
                           Authority Revenue (Science Museum
                           Project), 3.53%, 5/1/27, (LOC U.S.
                           Bank) (b)
                 820,000   State Higher Education Facilities                          820,000
                           Authority Revenue (St. Olaf College),
                           3.75%, 10/1/20, (LOC Harris Trust &
                           Savings Bank) (b)
               4,515,000   State Higher Education Facilities                        4,515,000
                           Authority Revenue (William Mitchell),
                           3.53%, 10/1/33, (LOC U.S. Bank) (b)
               5,000,000   State School Districts Tax & Aid                         5,035,248
                           Anticipation Borrowing Program                       -------------
                           Certificates, 4.00%, 9/12/06, (School
                           District Credit Program Insured)
                                                                                   50,220,248
                                                                                -------------
Missouri  (1.57%):
               3,150,000   Independence Industrial                                  3,150,000
                           Development Authority MFHF
                           (Mansions Project), 3.55%, 8/1/35,
                           (LOC Freddie Mac) (b)
               2,000,000   St. Charles County IDA, 3.51%,                           2,000,000
                           2/1/29, (FNMA Insured) (b)
               8,315,000   State Health & Educational Facilities                    8,315,000
                           Authority, 3.75%, 11/1/32, (LOC Bank                 -------------
                           of America) (b)
                                                                                   13,465,000
                                                                                -------------
Montana  (0.59%):
               5,050,000   State Health Facilities Authority                        5,050,000
                           Revenue (Health Care Pooled Loan                     -------------
                           Program), 3.55%, 12/1/15, (FGIC
                           Insured) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
Nebraska  (1.48%):
               5,050,000   Lancaster County Hospital Authority                      5,050,000
                           Revenue (Bryan Leigh Medical
                           Center Project), 3.75%, 6/1/18,
                           (AMBAC Insured) (b)
               3,575,000   Scotts Bluff County Hospital                             3,575,000
                           Authority Revenue, 3.62%, 12/1/31,
                           (GNMA Insured) (b)
               4,000,000   State Educational Finance Authority                      4,000,000
                           Revenue (Creighton University                        -------------
                           Project), 3.75%, 3/1/33, (LOC
                           AMBAC) (b)
                                                                                   12,625,000
                                                                                -------------
New Hampshire  (0.34%):
                 980,000   State Health & Educational Facilities                      980,000
                           Revenue, 3.54%, 7/1/21, (LOC JP
                           Morgan Chase Bank) (b)
               1,940,000   State Health & Educational Facilities                    1,940,000
                           Revenue, 3.48%, 8/1/31, (FSA                         -------------
                           Insured) (b)
                                                                                    2,920,000
                                                                                -------------
New Jersey  (2.84%):
               4,225,000   State Health Care Facilities                             4,225,000
                           Financing Authority Revenue, Series
                           A, 3.47%, 7/1/31, (LOC J.P. Morgan
                           Chase) (b)
              20,000,000   State Tax & Revenue Anticipation                        20,113,411
                           Notes, 4.00%, 6/23/06, (LOC JP                       -------------
                           Morgan Chase Bank)
                                                                                   24,338,411
                                                                                -------------
New Mexico  (0.08%):
                 700,000   New Mexico Housing Authority                               700,000
                           MFHR (Arbors/Courtyard                               -------------
                           Apartments), 3.55%, 1/15/33, (LOC
                           FNMA) (b)
New York  (3.34%):
               7,150,000   Metropolitan Transportation                              7,150,000
                           Authority, 3.45%, 11/1/26, (AMBAC
                           Insured) (b)
               4,000,000   State Dormitory Authority Revenue,                       4,000,000
                           3.47%, 11/1/34, (LOC Citibank, NA)
                           (b)
               3,500,000   State Energy Research &                                  3,500,000
                           Development Authority PCR, 3.45%,
                           10/1/14, (FGIC Insured) (b)
               5,265,000   State Local Government Assistance                        5,265,000
                           Corp., 3.43%, 4/1/21, (FGIC Insured)
                           (b)
               6,700,000   State Local Government Assistance                        6,700,000
                           Corp., 3.42%, 4/1/25, (LOC Bank of
                           Nova Scotia) (b)
               2,000,000   Triborough Bridge & Tunnel Authority,                    2,000,000
                           3.47%, 1/1/32, (AMBAC Insured) (b)                   -------------
                                                                                   28,615,000
                                                                                -------------
North Carolina  (2.76%):
               2,765,000   Charlotte Airport Revenue, Series A,                     2,765,000
                           3.48%, 7/1/16, (MBIA Insured) (b)
               2,300,000   City of Greensboro Enterprise                            2,300,000
                           System Revenue, 3.50%, 6/1/24,
                           (LOC Bank of America) (b)
               2,165,000   State Educational Facilities Agency                      2,165,000
                           Revenue, 3.51%, 1/1/19, (LOC Bank
                           of America) (b)
               2,800,000   State Medical Care Commission                            2,800,000
                           Revenue, 3.52%, 10/1/16, (LOC
                           Wachovia Bank) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
              13,600,000   State Medical Care Commission                           13,600,000
                           Revenue, 3.48%, 11/1/32, (LOC                        -------------
                           Suntrust Bank) (b)
                                                                                   23,630,000
                                                                                -------------
North Dakota  (0.18%):
               1,545,000   Ward County Health Care Facilities                       1,545,000
                           Revenue (Trinity Group), 3.80%,                      -------------
                           7/1/29, (LOC U.S. Bank) (b)
Ohio  (1.25%):
               2,060,000   Franklin County Hospital Revenue                         2,060,000
                           (OhioHealth), 3.49%, 12/1/20, (LOC
                           Citigroup) (b)
               2,535,000   Franklin County Hospital Revenue                         2,535,000
                           (OhioHealth), 3.50%, 12/1/28, (LOC
                           National City Bank) (b)
               6,105,000   Lucas County Bond Anticipation                           6,106,373
                           Notes, 3.05%, 10/11/06                               -------------
                                                                                   10,701,373
                                                                                -------------
Pennsylvania  (0.04%):
                 360,000   Schuylkill County IDA (Northeast                           360,000
                           Power Co. Project), Series A, 3.80%,                 -------------
                           12/1/22, (LOC Dexia Group) (b)
South Carolina  (1.87%):
               2,800,000   Florence County Hospital Revenue                         2,800,000
                           (McLeod Regional Medical Center),
                           3.40%, 11/1/15, (FGIC Insured) (b)
               3,600,000   State Job Development Authority                          3,600,000
                           (Catholic Diocese), 3.60%, 9/1/18,
                           (LOC Bank of America) (b)
                 990,000   State Job Development Authority                            990,000
                           (Orangeburg Regional Medical Center),
                           3.48%, 2/15/28, (AMBAC Insured)
                           (b)
               8,600,000   State MFHR (Charleston Rental                            8,600,000
                           Housing), 3.54%, 8/1/31, (FHLMC                      -------------
                           Insured) (b)
                                                                                   15,990,000
                                                                                -------------
South Dakota  (0.25%):
               2,100,000   State Health & Educational Facilities                    2,100,000
                           Authority Revenue (Rapid City                        -------------
                           Regional Hospital), 3.75%, 9/1/27,
                           (MBIA Insured) (b)
Tennessee  (0.88%):
               3,745,000   Clarksville Public Building Authority                    3,745,000
                           Revenue, 3.55%, 11/1/27, (LOC Bank
                           of America) (b)
               1,100,000   Hamilton County IDR (Aquarium),                          1,100,000
                           3.55%, 3/1/15, (LOC Bank of
                           America) (b)
               2,670,000   Metropolitan Government Nashville                        2,670,000
                           & Davidson County, 3.55%, 8/1/18,                    -------------
                           (LOC Bank of America) (b)
                                                                                    7,515,000
                                                                                -------------
Texas  (5.97%):
               1,050,000   Austin County Industrial                                 1,050,000
                           Development Corp., 3.50%, 12/1/14,
                           (LOC JP Morgan Chase Bank) (b)
               2,300,000   Bexar County Housing Financial                           2,300,000
                           Authority, 3.40%, 9/15/26, (FNMA
                           Insured) (b)
               2,620,000   City of Brownsville Utility Systems                      2,620,000
                           Revenue, 3.55%, 9/1/27, (MBIA
                           Insured) (b)
               1,400,000   Gulf Coast Waste Disposal                                1,400,000
                           Authority Pollution Control Revenue
                           (Exxon Project), 3.73%, 6/1/20, (LOC
                           Exxon Mobil) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
                 975,000   Harris County Health Facilities                            975,000
                           Authority Revenue, 3.80%, 10/1/29,
                           (MBIA Insured) (b)
               1,000,000   Lufkin Health Facilities Development                     1,000,000
                           Corp., 3.75%, 2/15/35, (LOC
                           Wachovia Bank) (b)
               1,300,000   San Antonio Health Facilities                            1,300,000
                           Authority Revenue (Clinical
                           Foundation Project), 3.53%, 6/1/20,
                           (LOC Wells Fargo Bank) (b)
               1,400,000   Splendora Higher Education Facilities                    1,400,000
                           Revenue, 3.53%, 12/1/26, (LOC
                           Wells Fargo Bank) (b)
              35,000,000   State Tax & Revenue Anticipation                        35,337,869
                           Notes, 4.50%, 8/31/06
               3,700,000   Tarrant County Housing Finance                           3,700,000
                           Corp. Revenue, 3.59%, 2/15/28,                       -------------
                           (FNMA Insured) (b)
                                                                                   51,082,869
                                                                                -------------
Utah  (1.61%):
               2,135,000   Provo Municipal Building Authority                       2,135,000
                           Lease, 3.53%, 5/1/12, (LOC Wells
                           Fargo Bank) (b)
              11,625,000   Salt Lake City Revenue (Valley                          11,625,000
                           Mental Health Project), 3.53%,                       -------------
                           12/1/21, (LOC Wells Fargo Bank) (b)
                                                                                   13,760,000
                                                                                -------------
Virginia  (0.77%):
               3,015,000   Alexandria IDA (Pooled Loan                              3,015,000
                           Project), 3.55%, 7/1/26, (LOC Bank of
                           America) (b)
               2,285,000   Hampton Redevelopment & Housing                          2,285,000
                           Authority MFHR (Shoreline
                           Apartments Project), 3.59%, 12/1/19,
                           (FHLMC Insured) (b)
               1,285,000   Louisa County IDA, 3.55%, 1/1/20,                        1,285,000
                           (LOC Bank of America) (b)                            -------------
                                                                                    6,585,000
                                                                                -------------
Washington  (2.79%):
               3,675,000   Seattle Municipal Light & Power                          3,675,000
                           Revenue, 3.42%, 6/1/21, (LOC
                           Morgan Guaranty Trust) (b)
               6,000,000   Snohomish County Public Utility,                         6,000,000
                           3.49%, 12/1/19, (FSA Insured) (b)
               5,600,000   State Housing & Finance                                  5,600,000
                           Commission (Evergreen School
                           Project), 3.53%, 7/1/28, (LOC Wells
                           Fargo Bank) (b)
               1,100,000   State Housing & Finance                                  1,100,000
                           Commission (Riverview Retirement
                           Project), 3.60%, 7/1/22, (LOC U.S.
                           Bank) (b)
                 790,000   State Housing & Finance                                    790,000
                           Commission Nonprofit Housing
                           Revenue (Christa Ministries), 3.60%,
                           7/1/11, (LOC U.S. Bank) (b)
                 915,000   State Housing & Finance                                    915,000
                           Commission Nonprofit Revenue
                           (Overlake School Project), 3.53%,
                           10/1/29, (LOC Wells Fargo Bank) (b)
               5,820,000   State Public Power Supply, 3.48%,                        5,820,000
                           7/1/12, (MBIA Insured) (b)                           -------------
                                                                                   23,900,000
                                                                                -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
Wisconsin  (5.33%):
              10,000,000   Kenosha Unified  School District                        10,003,548
                           Number 001, 3.00%, 9/26/06
               2,500,000   State Health & Educational Facilities                    2,500,000
                           Authority Revenue (Goodwill North
                           Central), 3.53%, 11/1/25, (LOC Wells
                           Fargo Bank) (b)
               1,835,000   State Health & Educational Facilities                    1,835,000
                           Authority Revenue (Gundersen
                           Lutheran), 3.75%, 12/1/15, (FSA
                           Insured) (b)
               3,025,000   State Health & Educational Facilities                    3,025,000
                           Authority Revenue (Gundersen
                           Lutheran), 3.75%, 12/1/29, (LOC
                           Dexia Group) (b)
                 650,000   State Health & Educational Facilities                      650,000
                           Authority Revenue (Meriter Hospital),
                           3.80%, 12/1/32, (LOC Marshall &
                           Ilsley Bank) (b)
               9,050,000   State Health & Educational Facilities                    9,050,000
                           Authority Revenue (ProHealth, Inc.),
                           3.75%, 8/15/30, (AMBAC Insured) (b)
               1,075,000   State Health & Educational Facilities                    1,075,000
                           Authority Revenue (St. John's United
                           Church), 3.63%, 2/1/30, (LOC U.S.
                           Bank) (b)
               7,400,000   State Health & Educational Facilities                    7,400,000
                           Authority Revenue (Wheaton
                           Franciscan), 3.50%, 8/15/16, (FSA
                           Insured) (b)
              10,000,000   State School Districts Cash Flow                        10,091,988
                           Management Program Certificates of                   -------------
                           Participation, Series A-1, 4.25%,
                           9/20/06, (LOC U.S. Bank)
                                                                                   45,630,536
                                                                                -------------
TOTAL MUNICIPAL BONDS (COST $742,717,596)                                         742,717,596
                                                                                -------------

COMMERCIAL PAPER  (12.69%):
California  (1.17%):
              10,000,000   State Infrastructure & Economic                         10,000,000
                           Development, 2.75%, 2/8/06, (LOC                     -------------
                           Bank of America)
Florida  (6.81%):
               4,000,000   Intermountain Power, 3.08%, 2/8/06,                      4,000,000
                           (LOC JP Morgan Chase Bank)
               7,800,000   Pinellas County Education Facilities                     7,800,000
                           Authority, 2.77%, 1/24/06, (LOC
                           Wachovia Bank)
              22,000,000   State Municipal Power, 2.77%,                           22,000,000
                           1/23/06, (LOC Wachovia Bank)
              16,701,000   State Municipal Power, 2.77%,                           16,701,000
                           1/24/06, (LOC Wachovia Bank) (b)
               7,765,000   State Municipal Power, 2.95%,                            7,765,000
                           1/30/06, (LOC Wachovia Bank)                         -------------
                                                                                   58,266,000
                                                                                -------------
Illinois  (0.62%):
               5,295,000   State Health Facilities Authority                        5,295,000
                           Revenue, 2.77%, 1/23/06, (LOC J.P.                   -------------
                           Morgan Chase
Minnesota  (3.51%):
              30,000,000   University of Minnesota, 3.00%,                         30,000,000
                           2/3/06, (LOC University of Minnesota)                -------------
                           (b)
Wyoming  (0.58%):
               5,000,000   Sweetwater County Pollution Control                      5,000,000
                           Revenue, 3.15%, 1/13/06, (LOC                        -------------
                           Barclays Bank) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
TOTAL COMMERCIAL PAPER (COST $108,561,000)                                        108,561,000
                                                                                -------------

INVESTMENT COMPANIES  (0.29%):
               2,482,295   Federated Tax Exempt Money                               2,482,295
                           Market Fund                                          -------------
TOTAL INVESTMENT COMPANIES (COST $2,482,295)                                        2,482,295
                                                                                -------------


TOTAL INVESTMENTS (COST $853,760,891) (a)   -   99.76%                            853,760,891
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.24%                                   2,035,758
                                                                                -------------
NET ASSETS   -   100.00%                                                        $ 855,796,649
                                                                                =============

____________
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2005. The maturity date represents the actual maturity date.


Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue

SEE NOTES TO FINANCIAL STATEMENTS.

TAMARACK INSTITUTIONAL PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2005
(Unaudited)


               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
COMMERCIAL PAPER  (50.73%):
Agriculture  (0.78%):
               7,000,000   Cargill, Inc., 4.32%, 1/4/06                         $   6,997,480
                                                                                -------------
Asset Backed  (20.71%):
              30,000,000   Amsterdam Funding Corp., 4.28%,                         29,885,868
                           2/2/06
              20,000,000   Barton Capital Corp., 4.07%,                            19,979,650
                           1/10/06
              11,400,000   Edison Asset Securitization, 4.33%,                     11,384,917
                           1/12/06
              14,000,000   Edison Asset Securitization, 4.09%,                     13,971,370
                           1/19/06
              13,169,000   Fairway Finance Co. LLC, 4.30%,                         13,129,676
                           1/26/06
               9,621,000   Kitty Hawk Funding Corp., 4.20%,                         9,603,041
                           1/17/06
              11,420,000   Nieuw Amsterdam Receivables                             11,316,712
                           Corp., 4.40%, 3/16/06
              25,282,000   Nieuw Amsterdam Receivables                             25,037,333
                           Corp., 4.41%, 3/21/06
               8,500,000   Ranger Funding Co. LLC, 4.30%,                           8,476,649
                           1/24/06
              22,000,000   Sheffield Funding, 4.29%, 1/26/06                       21,934,458
              15,000,000   Windmill Funding Corp., 4.28%,                          14,941,150
                           2/3/06
               6,000,000   Yorktown Capital Corp., 4.35%,                           5,997,825
                           1/4/06                                               -------------
                                                                                  185,658,649
                                                                                -------------
Banks - Foreign  (2.64%):
              23,700,000   Northern Rock PLC, 4.05%,                               23,668,005
                           1/13/06                                              -------------
Cosmetics  (1.67%):
              15,000,000   Estee Lauder Cos., Inc., 4.26%,                         14,948,525
                           1/30/06                                              -------------
Finance - Diversified Domestic  (4.83%):
              10,000,000   Citigroup, Inc., 4.28%, 2/3/06                           9,960,767
               8,500,000   General Electric Capital Corp.,                          8,484,473
                           4.11%, 1/17/06
              25,000,000   General Electric Capital Corp.,                         24,865,625
                           4.30%, 2/15/06                                       -------------
                                                                                   43,310,865
                                                                                -------------
Finance - Diversified Foreign  (11.00%):
              22,000,000   BNP Paribas, 4.26%, 2/21/06                             21,867,168
              15,000,000   ING Funding LLC, 4.05%, 1/17/06                         14,973,000
              22,000,000   ING Funding LLC, 4.19%, 1/18/06                         21,956,471
              15,000,000   UBS Finance, 4.29%, 2/6/06                              14,935,650
              25,000,000   UBS Finance, 4.32%, 2/13/06                             24,870,999
                                                                                -------------
                                                                                   98,603,288
                                                                                -------------
Food & Beverage  (1.34%):
              12,000,000   Nestle Capital Corp., 3.96%, 1/4/06                     11,996,040
                                                                                -------------
Oil Services  (2.21%):
              20,000,000   Total Capital Corp., 4.36%, 3/31/06                     19,784,422
                                                                                -------------
Pharmaceuticals  (2.22%):
              20,000,000   Sanofi-Aventis, 4.33%, 2/15/06                          19,891,750
                                                                                -------------
Transportation  (3.33%):
              30,000,000   Network Rail Finance PLC, 4.23%,                        29,864,625
                           2/8/06                                               -------------
TOTAL COMMERCIAL PAPER (COST $454,723,649)                                        454,723,649
                                                                                -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
CERTIFICATES OF DEPOSIT  (16.17%):
Banks - Domestic  (5.96%):
               7,000,000   Amsouth Bank, NA, 4.23%, 1/23/06                         6,999,410
               8,935,000   Bank One, NA, 4.39%, 5/5/06, (b)                         8,938,421
               2,500,000   HSBC Bank USA, 4.27%, 2/10/06                            2,500,014
              15,000,000   National City Bank, 4.29%, 9/1/06,                      15,004,962
                           (b)
               5,000,000   US Bank, NA, 4.34%, 3/15/06, (b)                         5,000,148
              15,000,000   World Savings Bank, 4.40%, 3/1/06                       14,999,757
                                                                                -------------
                                                                                   53,442,712
                                                                                -------------
Banks - Foreign  (10.21%):
              20,000,000   Barclays Bank PLC, 4.31%, 4/18/06,                      19,998,691
                           (b)
               3,000,000   Calyon Bank, 4.25%, 2/14/06                              3,000,000
               6,485,000   Calyon Bank, 4.30%, 4/26/06                              6,482,427
              30,000,000   Calyon Bank (NY), 4.33%, 2/27/06,                       29,998,275
                           (b)
              15,000,000   Royal Bank of Scotland, 4.28%,                          14,999,506
                           1/31/06
              17,000,000   Svenksa Handelsbanken, 4.34%,                           17,000,000
                           2/13/06                                              -------------
                                                                                   91,478,899
                                                                                -------------
TOTAL CERTIFICATES OF DEPOSIT (COST $144,921,611)                                 144,921,611
                                                                                -------------

CORPORATE BONDS  (29.26%):
Banks - Domestic  (5.46%):
              13,000,000   Amsouth Bank, NA, 4.31%, 2/22/06                        13,000,000
              10,000,000   Suntrust Bank, 4.28%, 5/12/06, (b)                       9,999,704
              13,000,000   Wachovia Bank, NA, 4.37%,                               12,999,999
                           12/4/06, (b)
              12,975,000   World Savings Bank, 4.42%, 3/2/06,                      12,975,468
                           (b)                                                  -------------
                                                                                   48,975,171
                                                                                -------------
Finance - Automotive  (1.67%):
              15,000,000   American Honda Finance Corp.,                           15,000,000
                           4.25%, 11/7/06, (b)                                  -------------
Finance - Diversified Domestic  (7.58%):
              12,000,000   Citigroup, Inc., 4.50%, 5/19/06, (b)                    12,006,824
               2,080,000   General Electric Capital Corp.,                          2,081,110
                           4.50%, 5/12/06, (b)
              10,000,000   Goldman Sachs Group, 4.57%,                             10,003,367
                           2/21/06, (b)
               9,000,000   Goldman Sachs Group, 4.33%,                              9,003,665
                           8/1/06, (b)
              12,500,000   Merrill Lynch & Co., 4.80%, 2/1/06,                     12,505,344
                           (b)
              10,000,000   Merrill Lynch & Co., 4.70%, 6/6/06,                     10,011,829
                           (b)
              12,270,000   US Bank, NA, 2.75%, 3/30/06                             12,241,237
                                                                                -------------
                                                                                   67,853,376
                                                                                -------------
Finance - Diversified Foreign  (2.98%):
              15,000,000   American Express Bank, 4.40%,                           15,008,917
                           11/22/06, (b)
              11,650,000   Rio Tinto Finance, 5.75%, 7/3/06                        11,706,737
                                                                                -------------
                                                                                   26,715,654
                                                                                -------------
Household Products  (0.31%):
               2,750,000   Colgate-Palmolive Co., 5.34%,                            2,757,907
                           3/27/06                                              -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
Information Technology  (2.79%):
              25,000,000   IBM Corp., 4.33%, 10/6/06, (b)                          24,999,360
                                                                                -------------
Insurance  (5.10%):
              16,000,000   John Hancock Global Funding II,                         16,018,625
                           4.57%, 7/17/06, (b)
               9,700,000   Monument Global Funding II, 4.49%,                       9,698,115
                           9/14/06, (b) (d)
              20,000,000   Principal Life, Inc. Fund, 4.47%,                       20,026,355
                           11/13/06, (b)                                        -------------
                                                                                   45,743,095
                                                                                -------------
Pharmaceuticals  (3.37%):
              29,980,000   Abbott Laboratories, 5.63%, 7/1/06                      30,195,120
                                                                                -------------
TOTAL CORPORATE BONDS (COST $262,239,683)                                         262,239,683
                                                                                -------------

MUNICIPAL BONDS  (3.34%):
California  (1.45%):
              10,000,000   Adelanto Public Utility Authorization                   10,000,000
                           Revenue, 4.35%, 11/1/34, (AMBAC
                           Insured) (b)
               3,090,000   Los Angeles County Metropolitan                          3,061,306
                           Transportation Authority, 2.79%,                     -------------
                           7/1/06, (AMBAC Insured)
                                                                                   13,061,306
                                                                                -------------
New Mexico  (0.45%):
               4,000,000   Albuquerque Industrial Revenue,                          4,000,000
                           4.42%, 7/1/25, (LOC Wells Fargo                      -------------
                           Bank) (b)
Oregon  (0.31%):
               2,755,000   Lake Oswego Redevelopment                                2,755,000
                           Agency Tax Increment Revenue,                        -------------
                           4.42%, 6/1/20, (LOC Wells Fargo
                           Bank) (b)
Texas  (1.13%):
              10,085,000   State Research Division, 4.35%,                         10,085,000
                           6/1/23, (LOC Landesbank                              -------------
                           Hessen-Thuringen) (b)
TOTAL MUNICIPAL BONDS (COST $29,901,306)                                           29,901,306
                                                                                -------------

INVESTMENT COMPANIES  (0.53%):
               4,720,599   Wells Fargo Prime Investment                             4,720,599
                           Money Market Fund, Investor Class                    -------------
TOTAL INVESTMENT COMPANIES (COST $4,720,599)                                        4,720,599
                                                                                -------------


TOTAL INVESTMENTS (COST $896,506,848) (a)   -   100.03%                           896,506,848
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.03)%                                  (254,550)
                                                                                -------------
NET ASSETS   -   100.00%                                                        $ 896,252,298
                                                                                =============

____________
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2005. The maturity date represents the actual maturity date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures approved by the Board of Directors.

         Abbreviations used are defined below:
         AMBAC - Ambac Assurance Corporation
         LOC - Letter of Credit

SEE NOTES TO FINANCIAL STATEMENTS.

TAMARACK INSTITUTIONAL TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2005
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
MUNICIPAL BONDS  (90.60%):
Alabama  (0.76%):
               3,000,000   Mobile Industrial Development Board                  $   3,000,000
                           Dock & Wharf Revenue, 3.50%,
                           6/1/32, (LOC Wachovia Bank) (b)
                 250,000   Stevenson Industrial Development                           250,000
                           Board Environmental Revenue,                         -------------
                           3.49%, 11/1/11, (LOC JP Morgan
                           Chase Bank) (b)
                                                                                    3,250,000
                                                                                -------------
Arizona  (0.96%):
               1,400,000   Apache County IDR, 3.55%,                                1,400,000
                           12/15/18, (LOC Credit Suisse First
                           Boston) (b)
               1,300,000   Apache County IDR, 3.56%,                                1,300,000
                           12/15/18, (LOC Bank of New York)
                           (b)
               1,400,000   Phoenix IDA, 3.53%, 4/1/28, (LOC                         1,400,000
                           Wells Fargo Bank) (b)                                -------------
                                                                                    4,100,000
                                                                                -------------
California  (1.53%):
               6,500,000   Orange County Apartment                                  6,500,000
                           Development Revenue (Bear Brand
                           Apartments), 3.43%, 11/1/07, (LOC
                           Freddie Mac) (b)
                  70,000   Statewide Communities                                       70,000
                           Development Authority Events                         -------------
                           (Motion Picture & TV), 3.36%, 3/1/31,
                           (LOC BNP Paribas) (b)
                                                                                    6,570,000
                                                                                -------------
Colorado  (10.71%):
               1,000,000   Aurora Centretech Metropolitan                           1,000,000
                           District, Series A, 3.45%, 12/1/28,
                           (LOC BP Amoco) (b)
               1,000,000   Castlewood Ranch Metropolitan                            1,000,000
                           District, 3.45%, 12/1/34, (LOC U.S.
                           Bank) (b)
                 540,000   Colorado Springs Revenue (Pikes                            540,000
                           Peak Mental Health), 3.53%, 3/15/23,
                           (LOC Wells Fargo Bank) (b)
               1,455,000   Colorado Springs Revenue (YMCA                           1,455,000
                           Pikes Peak), 3.53%, 11/1/22, (LOC
                           Wells Fargo Bank) (b)
               4,300,000   Crystal Valley Metropolitan District,                    4,300,000
                           3.53%, 10/1/34, (LOC Wells Fargo
                           Bank) (b)
               1,600,000   Denver City & County Convention                          1,600,000
                           Center, 3.51%, 9/1/25, (FSA Insured)
                           (b)
               3,000,000   Douglas County MFHR (Autumn                              3,000,000
                           Chase), 3.54%, 12/1/29, (LOC Freddie
                           Mac) (b)
               2,685,000   Interstate South Metropolitan                            2,685,000
                           District, Series A, 3.20%, 11/1/13,
                           (LOC BNP Paribas) (b)
               9,000,000   Moffat County PCR, 3.75%, 5/1/13,                        9,000,000
                           (AMBAC Insured) (b)
               4,810,000   Parker Automotive Metropolitan                           4,810,000
                           District, 3.45%, 12/1/34, (LOC U.S.
                           Bank) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
               1,515,000   State Educational & Cultural Facilites                   1,515,000
                           Authority (Regis Jesuit High School),
                           3.53%, 12/1/33, (LOC Wells Fargo
                           Bank) (b)
               3,700,000   State Educational & Cultural                             3,700,000
                           Facilities Authority (Denver
                           Seminary), 3.53%, 7/1/34, (LOC Wells
                           Fargo Bank) (b)
               1,800,000   State Health Facilities Authority                        1,800,000
                           Revenue (Craig Hospital), 3.53%,
                           12/1/20, (LOC Wells Fargo Bank) (b)
               2,605,000   Superior Metropolitan District                           2,605,000
                           Number 001 Water & Sewer, Series B,
                           3.08%, 12/1/20, (LOC BNP Paribas)
                           (b)
               2,700,000   University of Colorado Hospital                          2,700,000
                           Authority Revenue, Series B, 3.50%,
                           11/15/35, (LOC Wells Fargo Bank)
                           (b)
               2,000,000   Water Valley Metropolitan District                       2,000,000
                           Number 002, 3.53%, 12/1/24, (LOC
                           Wells Fargo Bank) (b)
               2,290,000   Willow Trace Metropolitan District,                      2,290,000
                           Series A, 3.08%, 12/1/31, (LOC U.S.                  -------------
                           Bank) (b)
                                                                                   46,000,000
                                                                                -------------
District of Columbia  (0.49%):
               2,085,000   Galleria Metropolitan District, 3.53%,                   2,085,000
                           12/1/29, (LOC Wells Fargo Bank) (b)                  -------------
Florida  (2.14%):
               2,200,000   Broward County Educational Facility                      2,200,000
                           Authority Revenue (Nova
                           Southeastern University), 3.75%,
                           4/1/24, (LOC Bank of America) (b)
                 900,000   Collier County Health Facilities                           900,000
                           Authority (The Moorings , Inc.),
                           3.40%, 12/1/24, (LOC Wachovia
                           Bank) (b)
               1,900,000   Dade County IDA (Dolphins                                1,900,000
                           Stadium), 3.55%, 1/1/16, (LOC
                           Societe Generale) (b)
                  75,000   Dade County Water & Sewer                                   75,000
                           Systems Revenue, 3.38%, 10/5/22,
                           (FGIC Insured) (b)
               1,900,000   Indiana River County Revenue (St.                        1,900,000
                           Edward's School), 3.42%, 7/1/27,
                           (LOC Wachovia Bank) (b)
               1,000,000   Lee County Health Care Facilities                        1,000,000
                           Revenue (Hope Hospice Project),
                           3.75%, 10/1/23, (LOC Suntrust Bank)
                           (b)
               1,200,000   Sunshine State Government Finance                        1,200,000
                           Committee, 3.45%, 7/1/16, (AMBAC                     -------------
                           Insured) (b)
                                                                                    9,175,000
                                                                                -------------
Georgia  (4.61%):
               1,415,000   Clayton County MFHR (BS                                  1,415,000
                           Partners), 3.54%, 9/1/26, (FNMA
                           Insured) (b)
                 900,000   DeKalb Private Hospital Authority                          900,000
                           (Children's Health Care Project),
                           3.50%, 12/1/28, (LOC Suntrust Bank)
                           (b)
               1,700,000   DeKalb Private Hospital Authority                        1,700,000
                           (Egleston Children's Hospital), 3.50%,
                           3/1/24, (LOC Suntrust Bank) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
               5,000,000   Fulco Hospital Authority Revenue                         5,000,000
                           (Shepherd Center, Inc. Project), 3.50%,
                           9/1/17, (LOC Wachovia Bank) (b)
               4,450,000   Fulton County Development                                4,450,000
                           Authority (St. George Village), 3.55%,
                           4/1/34, (LOC Bank of America) (b)
               2,700,000   Hapeville IDR (Hapeville Hotel),                         2,700,000
                           3.72%, 11/1/15, (LOC Bank of
                           America) (b)
               3,600,000   Marietta MFHR, 3.54%, 5/15/07,                           3,600,000
                           (FNMA Collateralized) (b)                            -------------
                                                                                   19,765,000
                                                                                -------------
Idaho  (2.35%):
              10,000,000   Idaho Tax Anticipation Notes, 4.00%,                    10,065,324
                           6/30/06, (LOC U.S. Bank)                             -------------
Illinois  (3.35%):
               2,400,000   Chicago O'Hare International Airport                     2,400,000
                           Revenue, 3.45%, 1/1/15, (LOC
                           Societe Generale) (b)
               3,000,000   Crestwood Tax , Increment                                3,000,000
                           Revenue, 3.43%, 12/1/23, (LOC Fifth
                           Third Bank) (b)
               1,800,000   Galesburg Revenue (Knox College),                        1,800,000
                           3.56%, 3/1/31, (LOC LaSalle Bank)
                           (b)
               2,790,000   State Development Finance                                2,790,000
                           Authority Revenue (Westside Health),
                           3.50%, 12/1/29, (LOC LaSalle Bank)
                           (b)
               2,000,000   State Finance Authority Revenue,                         2,000,000
                           3.51%, 4/1/35, (LOC Bank One) (b)
               2,400,000   State Health Facilities Authority                        2,400,000
                           Revenue (Memorial Health Systems),                   -------------
                           3.80%, 10/1/22, (LOC JP Morgan
                           Chase Bank) (b)
                                                                                   14,390,000
                                                                                -------------
Indiana  (3.33%):
               6,600,000   Mount Vernon Pollution Control &                         6,600,000
                           Solid Waste Disposal Revenue
                           (General Electric Co. Project), 3.72%,
                           12/1/14, (Obligor General Electric Co.)
                           (b)
               1,765,000   State Health Facilities Finance                          1,765,000
                           Authority Revenue (Anthony Wayne
                           Rehabilitation Center), 3.53%, 2/1/31,
                           (LOC Wells Fargo Bank) (b)
                 100,000   State Health Facilities Finance                            100,000
                           Authority Revenue (Capital Access
                           Designated Pool), 3.58%, 1/1/12,
                           (LOC Comerica Bank) (b)
               2,330,000   State Health Facilities Finance                          2,330,000
                           Authority Revenue (Deaconess
                           Hospital), 3.50%, 1/1/22, (LOC Fifth
                           Third Bank) (b)
                 800,000   State Health Facilities Finance                            800,000
                           Authority Revenue (Golden Years
                           Homestead), 3.53%, 6/1/12, (LOC
                           Wells Fargo Bank) (b)
               2,700,000   State Hospital Equipment Financing                       2,700,000
                           Authority Revenue, 3.58%, 12/1/15,                   -------------
                           (MBIA Insured) (b)
                                                                                   14,295,000
                                                                                -------------
Iowa  (6.72%):
               2,150,000   State Finance Authority Revenue                          2,150,000
                           (Health Systmes), Series A-1, 3.48%,
                           2/15/35, (FGIC Insured) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
               1,615,000   State Finance Authority Revenue                          1,615,000
                           (Mississippi Valley Regional Blood
                           Center), 3.53%, 2/1/23, (LOC Wells
                           Fargo Bank) (b)
                 705,000   State Finance Authority Revenue                            705,000
                           (Putnam Museum of History), 3.53%,
                           5/1/12, (LOC Wells Fargo Bank) (b)
               1,000,000   State Higher Education Authority                         1,000,000
                           Revenue (Loras College), 3.75%,
                           11/1/30, (LOC LaSalle Bank) (b)
               1,890,000   State Higher Education Authority                         1,890,000
                           Revenue (Palmer Chiropractic),
                           3.50%, 4/1/27, (LOC LaSalle Bank)
                           (b)
               1,105,000   State Higher Education Loan                              1,105,000
                           Authority Revenue (Mount Mercy
                           College Project), 3.75%, 7/1/25, (LOC
                           Bank of America) (b)
               1,850,000   State Higher Education Loan                              1,850,000
                           Authority Revenue (Private Colleges),
                           3.75%, 11/1/32, (LOC LaSalle Bank)
                           (b)
               3,000,000   State School Cash Anticipation                           3,002,548
                           Program, 3.50%, 1/27/06, (FSA
                           Insured)
              11,000,000   State School Cash Anticipation                          11,071,561
                           Program, 4.00%, 6/28/06, (FSA
                           Insured)
               2,350,000   Webster County Educational                               2,350,000
                           Facilities Revenue, 3.53%, 7/1/20,
                           (LOC Wells Fargo Bank) (b)
               2,150,000   Woodbury County Educational                              2,150,000
                           Facilities Revenue, 3.58%, 11/1/16,                  -------------
                           (LOC U.S. Bank) (b)
                                                                                   28,889,109
                                                                                -------------
Kansas  (0.52%):
                 450,000   Olathe Health Facilities Revenue,                          450,000
                           3.75%, 9/1/32, (AMBAC Insured) (b)
               1,770,000   State Development Finance                                1,770,000
                           Authority Revenue (Village Shalom                    -------------
                           Obligated Group), 3.75%, 11/15/28,
                           (LOC LaSalle Bank) (b)
                                                                                    2,220,000
                                                                                -------------
Louisiana  (0.82%):
               3,500,000   State Offshore Terminal Authority                        3,500,000
                           Deepwater Port Revenue (Loop LLC                     -------------
                           Project), 3.55%, 10/1/19, (LOC JP
                           Morgan Chase Bank) (b)
Maryland  (2.52%):
               8,900,000   Montgomery County Housing                                8,900,000
                           Opportunities MFHR (Oakwood
                           Apartments), 3.59%, 11/1/07, (LOC
                           Freddie Mac) (b)
               1,910,000   State Health & Higher Education                          1,910,000
                           Facilities Revenue (Pooled Loan                      -------------
                           Program), 3.52%, 1/1/29, (LOC Bank
                           of America) (b)
                                                                                   10,810,000
                                                                                -------------
Massachusetts  (5.48%):
               1,500,000   State Development Finance Agency                         1,500,000
                           (Draper Laboratory Issue), 3.52%,
                           6/1/30, (MBIA Insured) (b)
               2,400,000   State Health & Educational Facilities                    2,400,000
                           Authority Revenue (Berklee College
                           of Music), 3.42%, 10/1/27, (MBIA
                           Insured) (b)
               5,500,000   State Health & Educational Facilities                    5,500,000
                           Authority Revenue (Capital Assets
                           Program), 3.52%, 1/1/21, (LOC Bank
                           of America) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
              11,500,000   State Health & Educational Facilities                   11,500,000
                           Authority Revenue (Capital Assets
                           Program), 3.45%, 12/1/29, (LOC State
                           Street B&T) (b)
                 720,000   State Health & Educational Facilities                      720,000
                           Authority Revenue (Capital Assets
                           Program), 3.72%, 1/1/35, (MBIA
                           Insured) (b)
               1,900,000   State Water Resources Authority,                         1,900,000
                           3.35%, 4/1/28, (AMBAC Insured) (b)                   -------------
                                                                                   23,520,000
                                                                                -------------
Michigan  (1.99%):
               3,000,000   Detroit GO, 5.00%, 4/1/06, (MBIA                         3,016,360
                           Insured)
                 300,000   Kent Hospital Finance Authority                            300,000
                           Revenue (Spectrum Health), 3.48%,
                           1/15/26, (MBIA Insured) (b)
               2,000,000   Kent Hospital Finance Authority                          2,000,000
                           Revenue (Spectrum Health), 3.48%,
                           1/15/26, (MBIA Insured) (b)
               2,615,000   Northern Michigan University                             2,615,000
                           Revenues Bonds, 3.75%, 6/1/31,
                           (FGIC Insured) (b)
                 585,000   State Strategic Fund (Clark                                585,000
                           Retirement), 3.53%, 6/1/31, (LOC                     -------------
                           Fifth Third Bank) (b)
                                                                                    8,516,360
                                                                                -------------
Minnesota  (4.51%):
                 689,000   Arden Hills Housing & Healthcare                           689,000
                           Facilities Revenue, 3.80%, 9/1/29,
                           (LOC U.S. Bank) (b)
               1,365,000   Midwest Consortium of Minneapolis                        1,365,000
                           Municipal Utilities Revenue, 3.53%,
                           1/1/25, (LOC U.S. Bank) (b)
               5,000,000   Midwest Consortium of Minneapolis                        5,000,000
                           Municipal Utilities Revenue, 3.53%,
                           10/1/35, (LOC U.S. Bank) (b)
                 760,000   Minneapolis Revenue (Catholic                              760,000
                           Charities Projects), 3.55%, 11/1/16,
                           (LOC Wells Fargo Bank) (b)
               1,200,000   Minnetonka MFHR (Minnetonka Hills                        1,200,000
                           Apartments), 3.55%, 11/15/31, (FNMA
                           Insured) (b)
               4,000,000   Oak Park Heights MFHR (Boutwells                         4,000,000
                           Landing), 3.55%, 11/1/35, (LOC
                           Freddie Mac) (b)
                 900,000   State Higher Education Facilities                          900,000
                           Authority Revenue (St. Olaf College),
                           3.75%, 10/1/20, (LOC Harris Trust &
                           Savings Bank) (b)
               2,400,000   State Higher Education Facilities                        2,400,000
                           Authority Revenue (St. Olaf College),
                           3.75%, 10/1/30, (LOC Harris Trust &
                           Savings Bank) (b)
               3,000,000   State School Districts Tax & Aid                         3,021,149
                           Anticipation Borrowing Program                       -------------
                           Certificates, 4.00%, 9/12/06, (School
                           District Credit Program Insured)
                                                                                   19,335,149
                                                                                -------------
Mississippi  (0.12%):
                 500,000   Jackson County PCR, 3.70%,                                 500,000
                           6/1/23, (Obligor Chevron Texaco                      -------------
                           Corp.) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
Missouri  (3.59%):
               1,900,000   Independence Industrial                                  1,900,000
                           Development Authority MFHF
                           (Mansions Project), 3.55%, 8/1/35,
                           (LOC Freddie Mac) (b)
                 695,000   State Development Finance Board                            695,000
                           Lease Revenue (Associated Municipal
                           Utilities Lease), 3.80%, 6/1/33, (LOC
                           U.S. Bank) (b)
               7,290,000   State Health & Educational Facilities                    7,290,000
                           Authority, 3.75%, 11/1/32, (LOC Bank
                           of America) (b)
               5,000,000   State Health & Educational Facilities                    5,000,000
                           Authority Revenue, 3.75%, 6/1/22,
                           (AMBAC Insured) (b)
                 500,000   State Health & Educational Facilities                      500,000
                           Authority Revenue (Bethesda Health                   -------------
                           Group), 3.80%, 8/1/31, (LOC U.S.
                           Bank) (b)
                                                                                   15,385,000
                                                                                -------------
Nebraska  (1.89%):
               3,600,000   Lancaster County Hospital Authority                      3,600,000
                           Health Facilities Revenue
                           (Immanuel), 3.78%, 7/1/30, (LOC
                           LaSalle Bank) (b)
               1,000,000   Lancaster County Hospital Authority                      1,000,000
                           Revenue (Bryan Leigh Medical
                           Center Project), 3.75%, 6/1/18,
                           (AMBAC Insured) (b)
               3,500,000   State Educational Finance Authority                      3,500,000
                           Revenue, 3.75%, 3/1/33, (LOC                         -------------
                           AMBAC) (b)
                                                                                    8,100,000
                                                                                -------------
Nevada  (1.63%):
               5,000,000   Director State Department Business                       5,000,000
                           & Industry (Nevada Cancer Institute),
                           3.55%, 12/1/33, (LOC Bank of
                           America) (b)
               2,000,000   Reno Hospital Revenue (St. Mary's                        2,000,000
                           Regional Medical Center), 3.75%,                     -------------
                           5/15/23, (MBIA Insured) (b)
                                                                                    7,000,000
                                                                                -------------
New Jersey  (2.58%):
               2,700,000   State Health Care Facilities                             2,700,000
                           Financing Authority Revenue, Series
                           A, 3.47%, 7/1/31, (LOC J.P. Morgan
                           Chase) (b)
               3,325,000   State Sports & Exposition Authority                      3,325,000
                           Contract, 3.33%, 9/1/24, (MBIA
                           Insured) (b)
               5,000,000   State Tax & Revenue Anticipation                         5,028,940
                           Notes, 4.00%, 6/23/06, (LOC JP                       -------------
                           Morgan Chase Bank)
                                                                                   11,053,940
                                                                                -------------
New York  (1.55%):
               4,250,000   Metropolitan Transportation                              4,250,000
                           Authority, 3.45%, 11/1/26, (AMBAC
                           Insured) (b)
                 900,000   New York City GO, 3.75%, 8/15/11,                          900,000
                           (MBIA Insured) (b)
                 300,000   New York City GO, 3.72%, 8/1/18,                           300,000
                           (LOC JP Morgan Chase Bank) (b)
                 200,000   New York City Municipal Water                              200,000
                           Finance Authority Revenue, 3.72%,
                           6/15/22, (FGIC Insured) (b)
                 985,000   State Local Government Assistance                          985,000
                           Corp., 3.42%, 4/1/25, (LOC Bank of                   -------------
                           Nova Scotia) (b)
                                                                                    6,635,000
                                                                                -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
North Carolina  (0.69%):
               2,125,000   Charlotte Airport Revenue, 3.48%,                        2,125,000
                           7/1/34, (MBIA Insured) (b)
                 815,000   State Medical Care Community                               815,000
                           Hospital Revenue (Pooled Financing                   -------------
                           Project), 3.75%, 10/1/13, (LOC First
                           Union National Bank) (b)
                                                                                    2,940,000
                                                                                -------------
North Dakota  (0.19%):
                 830,000   Ward County Health Care Facilities                         830,000
                           Revenue (Trinity Group), 3.80%,                      -------------
                           7/1/29, (LOC U.S. Bank) (b)
Ohio  (2.00%):
               5,020,000   Franklin County Hospital Revenue                         5,020,000
                           (OhioHealth), 3.50%, 12/1/28, (LOC
                           National City Bank) (b)
               3,000,000   University of Toledo General                             3,000,000
                           Receipts Bonds, 3.75%, 6/1/32,
                           (FGIC Insured) (b)
                 545,000   Warren County Health Care                                  545,000
                           Facilities Revenue (Otterbein Homes                  -------------
                           Project), 3.57%, 7/1/23, (LOC Fifth
                           Third Bank) (b)
                                                                                    8,565,000
                                                                                -------------
Oklahoma  (0.23%):
               1,000,000   Tulsa Industrial Authority Revenue                       1,000,000
                           (YMCA of Greater Tulsa Project),                     -------------
                           3.30%, 5/1/19, (LOC Wells Fargo
                           Bank)
Pennsylvania  (1.47%):
               2,300,000   Delaware County Industrial                               2,300,000
                           Development Authority Revenue
                           (Parcel Service Project), 3.71%,
                           12/1/15, (Obligor United Parcel
                           Service) (b)
               4,000,000   South Fork Municipal Authority                           4,000,000
                           Hospital Revenue (Conemaugh Health                   -------------
                           System), 3.75%, 7/1/28, (MBIA
                           Insured) (b)
                                                                                    6,300,000
                                                                                -------------
South Dakota  (2.59%):
              11,100,000   Lawrence County PCR (Homestake                          11,100,000
                           Mining Co.), 3.75%, 7/1/32, (LOC JP                  -------------
                           Morgan Chase Bank) (b)
Tennessee  (1.20%):
               2,100,000   Metropolitan Government Nashville                        2,100,000
                           & Davidson County IDR, 3.44%,
                           11/1/33, (LOC Freddie Mac) (b)
               3,000,000   Tennergy Corp. Gas Revenue,                              3,026,503
                           5.00%, 6/1/06, (MBIA Insured)                        -------------
                                                                                    5,126,503
                                                                                -------------
Texas  (6.64%):
               3,750,000   Aldine Independent School District,                      3,750,000
                           2.75%, 6/15/28, (PSF Insured) (b)
               2,600,000   Austin County Industrial                                 2,600,000
                           Development Corp., 3.50%, 12/1/14,
                           (LOC JP Morgan Chase Bank) (b)
               4,200,000   Bexar County Housing Financial                           4,200,000
                           Authority, 3.40%, 9/15/26, (FNMA
                           Insured) (b)
               5,865,000   Plano Independent School District,                       5,878,031
                           5.00%, 2/15/10, (LOC Texas
                           Permanent School Fund)
               2,000,000   Splendora Higher Education Facilities                    2,000,000
                           Revenue, 3.53%, 12/1/26, (LOC
                           Wells Fargo Bank) (b)
              10,000,000   State Tax & Revenue Anticipation                        10,096,534
                           Notes, 4.50%, 8/31/06                                -------------
                                                                                   28,524,565
                                                                                -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
Utah  (2.01%):
               2,800,000   Duchesne School District Municipal                       2,800,000
                           Building Authority Lease Revenue,
                           3.58%, 6/1/21, (LOC U.S. Bank) (b)
               3,000,000   Ogden City Redevelopment Agency                          3,000,000
                           Tax , Increment Revenue, 3.53%,
                           4/1/25, (LOC Wells Fargo Bank) (b)
               2,020,000   Salt Lake City Revenue (Valley                           2,020,000
                           Mental Health Project), 3.53%,
                           12/1/21, (LOC Wells Fargo Bank) (b)
                 805,000   Sanpete County School Facilities                           805,000
                           Revenue (Wasatch Academy),                           -------------
                           3.58%, 8/1/28, (LOC U.S. Bank) (b)
                                                                                    8,625,000
                                                                                -------------
Virginia  (0.52%):
                 885,000   Alexandria IDA (Pooled Loan                                885,000
                           Project), 3.55%, 7/1/26, (LOC Bank of
                           America) (b)
               1,350,000   Roanoke County Industrial                                1,350,000
                           Development Authority Healthcare                     -------------
                           Facilities Revenue (Friendship Manor ,
                           Inc.), 3.52%, 10/1/15, (LOC
                           Wachovia Bank) (b)
                                                                                    2,235,000
                                                                                -------------
Washington  (4.61%):
               2,200,000   Snohomish County Public Utility,                         2,200,000
                           3.49%, 12/1/19, (FSA Insured) (b)
               4,985,000   State Health Care Facilities                             4,985,000
                           Revenue (Empire Health Services),
                           3.52%, 11/1/23, (LOC U.S. Bank) (b)
               3,055,000   State Housing & Finance                                  3,055,000
                           Commission Nonprofit Revenue
                           (Annie Wright School), 3.57%,
                           12/1/23, (LOC Bank of America) (b)
               5,545,000   State Housing & Finance                                  5,545,000
                           Commission Nonprofit Revenue
                           (Overlake School Project), 3.53%,
                           10/1/29, (LOC Wells Fargo Bank) (b)
               2,500,000   State Housing & Finance                                  2,500,000
                           Commission Nonprofit Revenue
                           (Wesley Homes Project), 3.38%,
                           1/1/36, (LOC Bank of America)
                 885,000   State Public Power Supply, 3.48%,                          885,000
                           7/1/12, (MBIA Insured) (b)
                 600,000   State Public Power Supply, 3.49%,                          600,000
                           7/1/17, (LOC Bank of America) (b)                    -------------
                                                                                   19,770,000
                                                                                -------------
Wisconsin  (1.97%):
               1,125,000   State Health & Educational Facilities                    1,125,000
                           Authority Revenue (Camillus Health
                           Center), 3.56%, 2/1/35, (LOC U.S.
                           Bank) (b)
               1,400,000   State Health & Educational Facilities                    1,400,000
                           Authority Revenue (Divine Savior
                           Healthcare), 3.59%, 5/1/32, (LOC
                           U.S. Bank) (b)
               2,400,000   State Health & Educational Facilities                    2,400,000
                           Authority Revenue (Gundersen
                           Lutheran), 3.75%, 12/1/29, (LOC
                           Dexia Group) (b)
               3,500,000   State School Districts Cash Flow                         3,532,196
                           Management Program Certificates of                   -------------
                           Participation, Series A-1, 4.25%,
                           9/20/06, (LOC U.S. Bank)
                                                                                    8,457,196
                                                                                -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                               VALUE
              ---------                                                         -------------
Wyoming  (2.33%):
               1,025,000   Lincoln County Pollution Control                         1,025,000
                           Revenue, 3.73%, 11/1/14, (Obligor
                           Exxon Mobil Corp.) (b)
               8,975,000   Sweetwater County PCR, 3.11%,                            8,975,000
                           2/9/06, (LOC Barclays Bank)                          -------------
                                                                                   10,000,000
                                                                                -------------
TOTAL MUNICIPAL BONDS (COST $388,633,146)                                         388,633,146
                                                                                -------------

COMMERCIAL PAPER  (8.51%):
California  (1.17%):
               5,000,000   State Infrastructure & Economic                          5,000,000
                           Development, 2.75%, 2/8/06, (LOC                     -------------
                           Bank of America)
Florida  (6.01%):
               6,500,000   Intermountain Power, 3.08%, 2/8/06,                      6,500,000
                           (LOC JP Morgan Chase Bank)
               5,000,000   Pinellas County Education Authority                      5,000,000
                           Revenue, 2.96%, 2/21/06, (LOC
                           Wachovia Bank)
               3,300,000   Pinellas County Education Facilities                     3,300,000
                           Authority, 2.77%, 1/24/06, (LOC
                           Wachovia Bank)
               8,000,000   State Municipal Power, 2.77%,                            8,000,000
                           1/23/06, (LOC Wachovia Bank)
               3,000,000   State Municipal Power, 2.95%,                            3,000,000
                           1/30/06, (LOC Wachovia Bank)                         -------------
                                                                                   25,800,000
                                                                                -------------
Texas  (1.33%):
               5,700,000   Plano Health Facilities, 3.00%,                          5,700,000
                           1/30/06, (MBIA Insured)                              -------------
TOTAL COMMERCIAL PAPER (COST $36,500,000)                                          36,500,000
                                                                                -------------

INVESTMENT COMPANIES  (0.35%):
               1,521,553   Federated Tax Exempt Money                               1,521,553
                           Market Fund                                          -------------
TOTAL INVESTMENT COMPANIES (COST $1,521,553)                                        1,521,553
                                                                                -------------


TOTAL INVESTMENTS (COST $426,654,699) (a)   -   99.46%                            426,654,699
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.54%                                   2,303,141
                                                                                -------------
NET ASSETS   -   100.00%                                                        $ 428,957,840
                                                                                =============

____________
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2005. The maturity date represents the actual maturity date.

Abbreviations used are defined below:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
PSF - Permanent School Fund
SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY VALUATION:

Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost. If there was no sale on the primary exchange on the day the net asset value is calculated ("Value Date"), the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Board of Trustees' approved pricing and valuation procedures that Tamarack has established to estimate a security's fair value. These procedures are also used to estimate the fair value of a security if a significant event occurs that materially affects the value of the security. Foreign equity securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation. The value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation as of the Value Time. Investments in open-end investment companies are valued at net asset value.

Bonds and other fixed income securities are generally valued on the basis of market prices furnished by pricing services approved by Tamarack's Board of Trustees (the "Board"). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates market value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases and also where a security price is unavailable from a pricing service, the Board has approved pricing and valuation procedures to determine a security's fair value. Investments in open-end investment companies are valued at net asset value.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities in money market funds are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. If the amortized cost no longer approximates market value due to credit or other impairment of the issuer, the Fund will use Board approved pricing and valuation procedures to determine a security's fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. The Funds do not invest in any unrated securities.

As of December 31, 2005, the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:


                                   CONTINUED

                                                                                                                 Net Unrealized
                                          Tax Cost                Unrealized              Unrealized              Appreciation
                                       of Securities             Appreciation            Depreciation            (Depreciation)
                                       -------------             ------------            ------------            --------------
Large Cap Growth Fund                   $131,744,048             $ 22,290,970           $ (7,722,010)             $ 14,568,960
Mid Cap Growth Fund                       98,347,486               22,689,912             (3,392,525)               19,297,387
Small Cap Growth Fund                      9,312,481                2,599,636               (734,170)                1,865,466
Enterprise Fund                          273,423,463               99,978,246            (16,345,971)               83,632,275
Enterprise Small Cap Fund                 49,701,003               22,383,587             (3,722,806)               18,660,781
Value Fund                               250,439,805              111,120,555             (8,350,655)              102,769,900
Microcap Value Fund                      173,543,050               77,632,142            (16,397,062)               61,235,080
Government Income Fund                     5,789,200                    2,724                (81,752)                  (79,028)
Quality Fixed Income Fund                 72,909,226                  458,611               (893,508)                 (434,897)
Tax-Free Income Fund                      21,855,941                1,281,605                 (2,712)                1,278,893


INVESTMENT TRANSACTIONS:

Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Principal repayment of gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

FINANCIAL INSTRUMENTS:

The Funds may enter into futures contracts in an effort to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Put and call options on futures contracts would give a Fund the right (but not the obligation) to sell or to purchase for a specified price the underlying futures contract at any time during the option period. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in fair value of the underlying index. A Fund would recognize a gain or loss each day equal to the income received or paid. The Funds did not enter into futures contracts during the period ended December 31, 2005.

The Funds may engage in when-issued transactions. A Fund would record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily as of the trade date. Securities purchased on a when-issued basis begin earning interest on the settlement date. There were no when-issued securities in the Funds as of December 31, 2005.

                                   CONTINUED

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market of the collateral remains in excess of the repurchase agreement in the event of a default. As of December 31, 2005, there were no repurchase agreements outstanding for any of the Funds.

SECURITIES LENDING:

The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days;
(3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a particular Fund.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent ("Wells Fargo Bank") a percentage of the lending income. Securities lending income is presented net of such payments to the lending agent in the financial statements. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Fund assumes all risk of loss arising out of collateral investment loss and any resulting collateral deficiencies.

As of December 31, 2005, the following Funds had securities with the following market values on loan:

                                                              Value of                 Value of
                                                          Securities Loaned           Collateral
                                                          -----------------           -----------
Large Cap Equity Fund                                       $ 22,066,079             $ 22,855,567
Mid Cap Equity Fund                                           17,638,199               17,699,320
Enterprise Fund                                               42,960,668               45,059,546
Enterprise Small Cap Fund                                      8,297,269                8,719,463
Value Fund                                                    34,338,622               35,786,426
Government Income Fund                                           782,300                  801,202
Quality Fixed Income Fund                                      9,918,270               10,153,185
Prime Money Market Fund                                       35,750,501               36,413,579

                                   CONTINUED

The cash collateral received was pooled and invested into the following:


                                                                                           Enterprise
                                                 Large Cap      Mid Cap     Enterprise     Small Cap       Value
                                                Growth Fund   Growth Fund      Fund          Fund           Fund
                                                -----------   -----------   -----------   -----------   -----------
American Express Centurion Bank, 3/3/2006       $   146,429   $   123,235   $   331,057   $    64,063   $   254,854
American General Finance, 1/12/2007                 732,226       616,240     1,655,467       320,349     1,274,408
Aquifer Funding, LLC., 1/5/2006                     460,061       387,187     1,040,138       201,277       800,716
Atlantic Asset Securities, 1/13/2006              1,023,672       861,520     2,314,387       447,857     1,781,656
Atomium Funding Corp., 1/13/2006                    731,194       615,372     1,653,133       319,898     1,272,611
Atomium Funding Corp., 2/3/2006                     204,214       171,866       461,700        89,344       355,425
Beta Finance, Inc., 6/2/2006                        878,733       739,540     1,986,700       384,446     1,529,397
Buckingham CDO, LTD., 2/3/2006                      145,867       122,761       329,786        63,817       253,875
Cedar Springs Capital Company, LLC., 1/6/2006       731,802       615,883     1,654,507       320,163     1,273,669
Cedar Springs Capital Company, LLC., 1/5/2006       316,905       266,707       716,480       138,646       551,559
Chariot Funding, LLC., 2/10/2006                    874,463       735,947     1,977,047       382,578     1,521,966
Concord Minutemen Capital Co., 1/17/2007            732,058       616,099     1,655,086       320,275     1,274,115
Deer Valley Funding, LLC., 1/13/2006                877,433       738,446     1,983,760       383,877     1,527,134
Deer Valley Funding, LLC., 1/13/2006                145,867       122,761       329,786        63,817       253,875
Dexia Credit Local De France COD, 8/14/2006         218,607       183,979       494,242        95,641       380,476
Fortis Bank, New York, COD, 1/6/2006                439,213       369,641       993,002       192,156       764,431
Gemini Securitization Group, Inc., 6/30/2006        585,646       492,879     1,324,069       256,220     1,019,292
Islands Bank, Inc., 1/22/2007                       585,711       492,933     1,324,215       256,249     1,019,404
Liberty Funding Corp., 1/17/2006                    468,032       393,895     1,058,158       204,764       814,589
Links Finance, LLC., 3/6/2006                       819,921       690,044     1,853,734       358,716     1,427,037
Metlife Global Funding 1, 3/06/2006                 732,065       616,105     1,655,103       320,279     1,274,128
Morgan Stanley, Repo, 1/3/2006                    5,563,336     4,682,096    12,577,973     2,433,961     9,682,747
Morgan Stanley, CP, 1/13/2006                       732,058       616,099     1,655,086       320,275     1,274,115
Morgan Stanley, CP, 2/3/2006                        175,694       147,864       397,221        76,866       305,788
Nieuw Amsterdam Receivables Corp., 1/18/2006        876,914       738,010     1,982,588       383,650     1,526,232
Northern Rock PLC, 1/13/2006                        732,072       616,111     1,655,120       320,282     1,274,140
ING Barings, LOC, 1/13/2006                       2,925,374       926,100            --            --            --
KBC, LOC, 1/13/2006                                      --            --            --            --     1,098,787
                                                -----------   -----------   -----------   -----------   -----------
Total Collateral Held                           $22,855,567   $17,699,320   $45,059,546   $ 8,719,463   $35,786,426
                                                ===========   ===========   ===========   ===========   ===========


                                                    Government   Quality Fixed
                                                    Income Fund   Income Fund
                                                   ------------  -------------
American Express Centurion Bank, 3/3/2006           $   5,887    $     74,596
American General Finance, 1/12/2007                    29,436         373,023
Aquifer Funding, LLC., 1/5/2006                        18,495         234,372
Atlantic Asset Securities, 1/13/2006                   41,152         521,497
Atomium Funding Corp., 1/13/2006                       29,394         372,498
Atomium Funding Corp., 2/3/2006                         8,209         104,034
Beta Finance, Inc., 6/2/2006                           35,325         447,659
Buckingham CDO, LTD., 2/3/2006                          5,864          74,310
Cedar Springs Capital Company, LLC., 1/6/2006          29,419         372,807
Cedar Springs Capital Company, LLC., 1/5/2006          12,740         161,443
Chariot Funding, LLC., 2/10/2006                       35,154         445,484
Concord Minutemen Capital Co., 1/17/2007               29,429         372,938
Deer Valley Funding, LLC., 1/13/2006                   35,273         446,997
Deer Valley Funding, LLC., 1/13/2006                    5,864          74,310
Dexia Credit Local De France COD, 8/14/2006             8,788         111,367
Fortis Bank, New York, COD, 1/6/2006                   17,657         223,751
Gemini Securitization Group, Inc., 6/30/2006           23,543         298,350
Islands Bank, Inc., 1/22/2007                          23,546         298,383
Liberty Funding Corp., 1/17/2006                       18,815         238,433
Links Finance, LLC., 3/6/2006                          32,961         417,698
Metlife Global Funding 1, 3/06/2006                    29,429         372,941
Morgan Stanley, Repo, 1/3/2006                        223,648       2,834,172
Morgan Stanley, CP, 1/13/2006                          29,429         372,938
Morgan Stanley, CP, 2/3/2006                            7,063          89,505
Nieuw Amsterdam Receivables Corp., 1/18/2006           35,252         446,733
Northern Rock PLC, 1/13/2006                           29,430         372,945
                                                    ---------    ------------
Total Collateral Held                               $ 801,202    $ 10,153,185
                                                    =========    ============


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                Tamarack Fund Trusts
                            ---------------------------------------------------

By (Signature and Title)*   /s/ Jennifer Lammers
                            ---------------------------------------------------
                            Jennifer Lammers, President

Date                        2/24/06
                            ---------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jennifer Lammers
                            ---------------------------------------------------
                            Jennifer Lammers, President

Date                        2/24/06
                            ---------------------------------------------------


By (Signature and Title)*   /s/ Dave Lux
                            ---------------------------------------------------
                            Dave Lux, Chief Financial Officer

Date                        2/24/06
                            ---------------------------------------------------


* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.